Schedule of Investments (unaudited)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%
Abacus Group	214,246	$159,663
Abacus Storage King(a)	616,479	449,597
Adbri Ltd.(b)	289,705	587,700
AGL Energy Ltd.	431,691	2,629,243
ALS Ltd.	365,592	3,056,720
Altium Ltd.	76,874	3,247,916
Alumina Ltd.(b)	1,969,333	2,023,149
AMP Ltd.	2,226,800	1,567,298
Ampol Ltd.	143,089	3,378,874
Ansell Ltd.	86,870	1,428,237
ANZ Group Holdings Ltd.	1,823,509	32,903,259
APA Group	731,793	3,905,198
ARB Corp. Ltd.	71,191	1,747,704
Aristocrat Leisure Ltd.	365,457	9,326,459
ASX Ltd.	115,129	4,703,035
Atlas Arteria Ltd.	825,809	2,750,303
AUB Group Ltd.	89,212	1,617,982
Aurizon Holdings Ltd.	982,876	2,414,190
Bank of Queensland Ltd.	433,182	1,711,134
Bapcor Ltd.(c)	322,698	1,208,273
Beach Energy Ltd.	1,592,310	1,630,499
Bega Cheese Ltd.	254,287	674,128
Bellevue Gold Ltd.(b)	1,463,592	1,653,702
Bendigo & Adelaide Bank Ltd.	400,401	2,509,764
BHP Group Ltd.	3,081,645	84,517,537
BlueScope Steel Ltd.	340,721	4,972,965
Boral Ltd.	340,486	1,252,880
Brambles Ltd.	847,457	7,972,577
Breville Group Ltd.	98,753	1,625,943
BWP Trust	464,342	1,062,594
CAR Group Ltd.	243,653	5,283,250
Challenger Ltd.	319,031	1,374,514
Champion Iron Ltd.	314,449	1,425,029
Charter Hall Group	353,796	2,686,807
Charter Hall Long Wale REIT	674,113	1,458,101
Charter Hall Retail REIT	394,329	841,401
Cleanaway Waste Management Ltd.	1,697,686	2,936,948
Cochlear Ltd.	42,582	8,882,945
Coles Group Ltd.	770,656	8,037,338
Commonwealth Bank of Australia	1,016,127	74,451,154
Computershare Ltd.	375,053	6,589,069
Corporate Travel Management Ltd.	107,918	1,057,310
Credit Corp. Group Ltd.	61,934	648,129
Cromwell Property Group	558,604	145,102
CSL Ltd.	294,733	52,367,004
CSR Ltd.	353,674	2,017,280
De Grey Mining Ltd.(b)	1,708,536	1,421,788
Deterra Royalties Ltd.	504,697	1,597,567
Dexus	659,280	2,994,589
Domino’s Pizza Enterprises Ltd.	44,566	1,124,196
Downer EDI Ltd.	499,516	1,499,574
Eagers Automotive Ltd.	161,755	1,303,038
EndeavourGroupLtd./Australia	894,287	3,075,366
Evolution Mining Ltd.	1,110,549	2,863,864
Flight Centre Travel Group Ltd.	145,180	1,973,289
Fortescue Ltd.	1,042,214	17,274,117
Gold Road Resources Ltd.	1,432,656	1,482,562
Goodman Group	1,057,934	21,369,873
GPT Group (The)	1,228,292	3,303,409
GrainCorp Ltd., Class A	215,305	1,183,026
Security	Shares	Value

Australia (continued)
Growthpoint Properties Australia Ltd.	114,238	$174,836
Harvey Norman Holdings Ltd.	543,689	1,596,712
Healius Ltd.(a)(b)	463,629	357,155
HUB24 Ltd.	65,095	1,672,521
IDP Education Ltd.	167,966	1,751,363
IGO Ltd.	377,602	1,880,715
Iluka Resources Ltd.	261,094	1,269,599
Incitec Pivot Ltd.	1,388,408	2,493,008
Ingenia Communities Group	380,047	1,126,437
Insignia Financial Ltd.	320,055	500,878
Insurance Australia Group Ltd.	1,474,528	6,108,934
IPH Ltd.	239,930	965,826
IRESS Ltd.(b)	128,506	702,331
James Hardie Industries PLC(b)	275,966	9,487,147
JB Hi-Fi Ltd.	85,865	3,350,632
Lendlease Corp. Ltd.	431,682	1,780,277
Link Administration Holdings Ltd.	342,662	494,507
Liontown Resources Ltd.(a)(b)	1,525,445	1,197,129
Lottery Corp. Ltd. (The)	1,605,350	5,007,875
Lynas Rare Earths Ltd.(b)	483,401	2,021,269
Macquarie Group Ltd.	223,181	26,723,362
Magellan Financial Group Ltd.	126,934	720,748
Medibank Pvt Ltd.	1,675,310	3,839,574
Megaport Ltd.(b)	161,469	1,382,578
Metcash Ltd.	699,830	1,774,688
Mineral Resources Ltd.	110,560	5,015,257
Mirvac Group	2,401,068	3,146,044
Monadelphous Group Ltd.	96,909	832,437
Nanosonics Ltd.(b)	281,994	521,777
National Australia Bank Ltd.	1,898,485	41,154,446
National Storage REIT	1,118,710	1,542,619
New Hope Corp. Ltd.	424,653	1,235,324
NEXTDC Ltd.(b)	350,932	3,725,313
nib holdings Ltd.	292,843	1,398,483
Nine Entertainment Co. Holdings Ltd.	735,453	716,857
Northern Star Resources Ltd.	766,275	7,263,318
Nufarm Ltd./Australia	355,936	1,176,469
Orica Ltd.	283,831	3,286,404
Origin Energy Ltd.	1,088,643	6,870,878
Orora Ltd.	927,161	1,299,595
Paladin Energy Ltd.(b)	280,010	2,485,017
Perpetual Ltd.	75,465	1,147,388
Perseus Mining Ltd.	1,573,567	2,301,691
PEXA Group Ltd.(a)(b)	111,353	866,134
Pilbara Minerals Ltd.(a)	1,775,734	4,520,847
PolyNovo Ltd.(b)	740,959	961,457
Premier Investments Ltd.	85,363	1,642,012
Pro Medicus Ltd.	32,155	2,297,317
Qantas Airways Ltd.(b)	650,897	2,455,772
QBE Insurance Group Ltd.	888,127	10,159,256
Qube Holdings Ltd.	752,737	1,601,271
Ramelius Resources Ltd.	1,252,664	1,661,671
Ramsay Health Care Ltd.	116,875	3,917,675
REA Group Ltd.	36,086	4,136,468
Reece Ltd.	177,277	3,144,833
Region RE Ltd.	1,047,947	1,469,068
Regis Resources Ltd.(b)	917,188	1,291,930
Reliance Worldwide Corp. Ltd.	656,236	2,153,986
Rio Tinto Ltd.	227,706	18,950,679
Sandfire Resources Ltd.(a)(b)	409,480	2,466,306
Santos Ltd.	2,121,514	10,411,041
Scentre Group	3,131,712	6,341,873

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
SEEK Ltd.	211,202	$3,262,611
Seven Group Holdings Ltd.	84,636	2,056,579
Silex Systems Ltd.(a)(b)	230,754	750,048
Silver Lake Resources Ltd.(b)	1,370,274	1,264,478
Sims Ltd.	102,886	788,547
Sonic Healthcare Ltd.	291,569	5,010,810
South32 Ltd.	2,955,242	6,742,328
Star Entertainment Group Ltd. (The)(b)	1,539,127	396,758
Steadfast Group Ltd.	856,160	3,115,928
Stockland	1,477,036	4,184,615
Suncorp Group Ltd.	755,249	8,066,372
Tabcorp Holdings Ltd.	1,678,980	787,805
Technology One Ltd.	155,084	1,606,237
Telix Pharmaceuticals Ltd.(b)	213,370	2,047,724
Telstra Group Ltd.	2,482,279	5,864,664
Transurban Group	1,847,545	14,832,938
Treasury Wine Estates Ltd.	494,485	3,834,833
Ventia Services Group Pty Ltd.	697,016	1,622,199
Vicinity Ltd.	2,304,178	2,821,625
Viva Energy Group Ltd.(d)	876,667	1,919,457
Washington H Soul Pattinson & Co. Ltd.	117,030	2,449,156
Waypoint REIT Ltd.	445,443	668,396
Webjet Ltd.(b)	365,798	1,920,096
Weebit Nano Ltd.(a)(b)	192,206	386,493
Wesfarmers Ltd.	691,608	29,627,952
Westpac Banking Corp.	2,124,632	35,282,369
Whitehaven Coal Ltd.	452,787	2,239,704
WiseTech Global Ltd.	104,777	6,172,679
Woodside Energy Group Ltd.	1,145,839	20,530,002
Woolworths Group Ltd.	740,234	15,187,464
Worley Ltd.	244,194	2,357,254
Xero Ltd.(b)	88,074	6,837,906
		859,941,203
Austria — 0.3%
Andritz AG	31,445	1,716,379
BAWAG Group AG(d)	39,144	2,337,319
CA Immobilien Anlagen AG	23,876	776,611
Erste Group Bank AG	206,432	9,626,972
Immofinanz AG(b)	45,534	1,129,808
Lenzing AG(a)(b)	10,411	336,410
Oesterreichische Post AG	47,831	1,523,764
OMV AG	101,514	4,816,982
Raiffeisen Bank International AG	128,152	2,366,821
Schoeller-Bleckmann Oilfield Equipment AG	14,399	700,376
UNIQA Insurance Group AG	72,319	634,356
Verbund AG	46,342	3,540,119
Vienna Insurance Group AG Wiener
Versicherung Gruppe	23,099	719,085
voestalpine AG	69,348	1,851,944
Wienerberger AG	92,146	3,292,866
		35,369,812
Belgium — 0.9%
Ackermans & van Haaren NV	17,546	3,015,933
Aedifica SA	20,943	1,338,207
Ageas SA/NV	96,445	4,426,976
Anheuser-Busch InBev SA/NV	527,934	31,556,610
Argenx SE(b)	36,384	13,591,746
Barco NV	54,670	758,437
Bekaert SA	26,982	1,350,064
bpost SA	52,590	207,379
Cofinimmo SA	16,889	1,118,754
Security	Shares	Value

Belgium (continued)
Colruyt Group NV	39,640	$1,836,832
Deme Group NV	7,962	1,264,007
D’ieteren Group	15,406	3,323,421
Elia Group SA/NV	16,050	1,545,319
Fagron	66,742	1,294,911
Galapagos NV(a)(b)	32,927	931,329
Groupe Bruxelles Lambert NV	62,029	4,604,411
KBC Ancora	30,050	1,448,039
KBC Group NV	145,668	10,820,825
Kinepolis Group NV	8,350	355,748
Lotus Bakeries NV	238	2,395,161
Melexis NV	14,546	1,215,551
Montea NV	11,101	951,732
Ontex Group NV(a)(b)	40,068	404,515
Proximus SADP	96,306	710,709
Retail Estates NV	5,838	407,484
Shurgard Self Storage Ltd.	22,124	906,668
Sofina SA	6,885	1,611,649
Solvay SA	43,847	1,416,412
Syensqo SA(b)	45,024	4,173,348
UCB SA	76,237	10,109,798
Umicore SA	129,098	2,859,550
VGP NV	13,084	1,423,517
Warehouses De Pauw CVA	98,637	2,608,392
		115,983,434
Canada — 10.3%
Advantage Energy Ltd.(b)	174,227	1,359,240
Agnico Eagle Mines Ltd.	302,244	19,140,400
Air Canada(b)	150,435	2,220,491
Alamos Gold Inc., Class A	191,237	2,813,024
Algonquin Power & Utilities Corp.	465,157	2,841,659
Alimentation Couche-Tard Inc.	484,737	26,866,257
Allied Properties REIT	71,557	880,006
AltaGas Ltd.	219,065	4,802,515
Altus Group Ltd.(a)	25,371	931,059
ARC Resources Ltd.	404,441	7,324,094
Aritzia Inc.(b)	57,303	1,483,514
Atco Ltd., Class I, NVS	32,568	888,810
Athabasca Oil Corp.(b)	439,273	1,531,624
ATS Corp.(b)	54,761	1,801,566
B2Gold Corp.	746,998	1,888,318
Badger Infrastructure Solutions Ltd.	44,216	1,443,729
Ballard Power Systems Inc.(a)(b)	169,389	445,421
Bank of Montreal	438,254	39,147,274
Bank of Nova Scotia (The)	736,251	33,778,820
Barrick Gold Corp.	1,053,331	17,506,420
Bausch Health Companies Inc.(b)	188,360	1,648,740
Baytex Energy Corp.	533,267	1,975,565
BCE Inc.	44,752	1,470,332
Birchcliff Energy Ltd.	253,508	1,042,280
Bitfarms Ltd/Canada(b)	296,294	529,462
BlackBerry Ltd.(b)	313,419	876,521
Boardwalk REIT	27,371	1,409,060
Bombardier Inc., Class B(b)	72,933	3,322,818
Boralex Inc., Class A(a)	61,058	1,225,462
Boyd Group Services Inc.	12,203	2,281,930
Brookfield Asset Management Ltd.	214,228	8,183,816
Brookfield Corp., Class A	862,281	34,587,700
Brookfield Infrastructure Corp., Class A	64,379	1,961,323
Brookfield Reinsurance Ltd.	32,173	1,294,726
Brookfield Renewable Corp., Class A	79,897	1,856,032
BRP Inc.	21,612	1,454,039

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
CAE Inc.(b)	212,519	$4,100,174
Cameco Corp.	263,509	12,022,664
Canada Goose Holdings Inc.(a)(b)	42,229	476,692
Canadian Apartment Properties REIT	51,790	1,612,030
Canadian Imperial Bank of Commerce	564,147	26,333,553
Canadian National Railway Co.	341,192	41,411,957
Canadian Natural Resources Ltd.	658,767	49,920,149
Canadian Pacific Kansas City Ltd.	566,718	44,459,771
Canadian Tire Corp. Ltd., Class A, NVS	33,161	3,203,488
Canadian Utilities Ltd., Class A, NVS	74,632	1,668,669
Canadian Western Bank	93,539	1,794,476
Canfor Corp.(b)	36,740	387,243
Capital Power Corp.	47,566	1,241,453
Capstone Copper Corp.(b)	276,964	1,917,312
CCL Industries Inc., Class B, NVS	105,708	5,398,084
CELESTICA Inc. COMMON STOCK, NVS	76,452	3,310,430
Cenovus Energy Inc.	874,711	17,968,857
Centerra Gold Inc.	125,630	764,740
CGI Inc.(b)	126,672	12,835,127
Choice Properties REIT	180,231	1,704,578
CI Financial Corp.	150,263	1,774,799
Cineplex Inc.(b)	35,070	221,377
Cogeco Communications Inc.	7,079	280,609
Colliers International Group Inc.	23,417	2,438,573
Constellation Software Inc./Canada.	12,491	32,158,938
Converge Technology Solutions Corp.	234,349	910,738
Crescent Point Energy Corp.	283,695	2,501,767
Crombie REIT	41,592	388,230
Cronos Group Inc.(b)	274,969	808,938
Definity Financial Corp.	52,800	1,760,064
Denison Mines Corp.(b)	783,005	1,558,445
Descartes Systems Group Inc. (The)(b)	48,059	4,458,021
Dollarama Inc.	173,243	14,451,913
Dream Industrial REIT	143,526	1,293,835
Dundee Precious Metals Inc.	124,661	943,571
Dye & Durham Ltd.	64,046	682,959
ECN Capital Corp.(a)	318,901	407,704
Eldorado Gold Corp.(b)	158,654	2,261,135
Element Fleet Management Corp.	236,210	3,769,683
Emera Inc.	164,162	5,536,659
Empire Co. Ltd., NVS	129,096	3,007,379
Enbridge Inc.	1,292,706	45,965,175
Enerplus Corp.	161,409	3,157,480
Enghouse Systems Ltd.	31,439	680,781
EQB Inc.	18,403	1,111,011
Equinox Gold Corp.(b)	240,446	1,301,219
ERO Copper Corp.(a)(b)	69,028	1,407,486
Fairfax Financial Holdings Ltd.	13,736	14,933,940
Finning International Inc.	129,457	4,061,488
First Capital Real Estate Investment Trust	73,463	788,714
First Majestic Silver Corp.	181,343	1,209,261
First Quantum Minerals Ltd.	412,949	5,243,416
FirstService Corp.	30,587	4,492,566
Fission Uranium Corp.(b)	540,721	424,203
Fortis Inc./Canada	295,949	11,621,692
Franco-Nevada Corp.	116,120	13,978,431
Freehold Royalties Ltd.	195,138	2,008,575
George Weston Ltd.	37,882	4,985,350
GFL Environmental Inc.	137,748	4,395,649
Gibson Energy Inc.	150,321	2,465,585
Gildan Activewear Inc.	94,235	3,266,549
goeasy Ltd.	12,396	1,585,146
Security	Shares	Value

Canada (continued)
Granite REIT	27,192	$1,344,144
Great-West Lifeco Inc.	176,132	5,208,538
H&R Real Estate Investment Trust	85,277	557,508
Hammond Power Solutions Inc.(a)	8,804	737,754
Hudbay Minerals Inc.	256,201	2,156,953
Hydro One Ltd.(d)	225,147	6,306,373
iA Financial Corp. Inc.	65,659	3,980,605
IAMGOLD Corp.(b)	345,716	1,228,018
IGM Financial Inc.	38,814	970,174
Imperial Oil Ltd.	114,643	7,882,149
Innergex Renewable Energy Inc.	104,878	611,753
Intact Financial Corp.	106,700	17,537,507
Interfor Corp.(b)	58,486	742,201
InterRent REIT	78,221	680,701
Ivanhoe Mines Ltd., Class A(a)(b)	388,976	5,272,431
Keyera Corp.	133,317	3,420,446
Killam Apartment REIT	71,233	889,475
Kinaxis Inc.(b)	12,569	1,338,386
Kinross Gold Corp.	814,305	5,252,627
Knight Therapeutics Inc.(b)	108,965	456,709
Labrador Iron Ore Royalty Corp.	40,861	892,522
Laurentian Bank of Canada	23,668	442,362
Lightspeed Commerce Inc.(b)	114,051	1,493,727
Linamar Corp.	40,172	1,891,803
Lithium Americas Argentina Corp.(a)(b)	89,291	457,919
Lithium Americas Corp.(b)	113,384	502,410
Loblaw Companies Ltd.	103,666	11,367,755
Lundin Mining Corp.	484,023	5,527,070
MAG Silver Corp.(b)	82,483	1,014,373
Magna International Inc.	164,182	7,847,438
Manulife Financial Corp.	1,133,300	26,433,925
Maple Leaf Foods Inc.	45,125	798,820
MEG Energy Corp.(b)	139,395	3,170,346
Methanex Corp.	50,489	2,417,633
Metro Inc./CN	155,884	7,973,959
MTY Food Group Inc.	21,315	764,872
National Bank of Canada.	201,010	16,140,374
NexGen Energy Ltd.(b)	287,293	2,187,071
NFI Group Inc.(a)(b)	53,954	442,872
North West Co. Inc. (The)	40,418	1,145,615
Northland Power Inc.	165,236	2,521,780
NorthWest Healthcare Properties REIT	116,602	427,734
Novagold Resources Inc.(b)	187,815	545,716
Nutrien Ltd.	317,989	16,767,386
Nuvei Corp.(d)	49,610	1,591,023
NuVista Energy Ltd.(b)	111,287	1,005,637
OceanaGold Corp.	584,153	1,264,501
Onex Corp.	56,207	3,987,751
Open Text Corp.	184,852	6,527,190
Osisko Gold Royalties Ltd.	131,973	2,027,552
Pan American Silver Corp.	282,704	5,214,001
Paramount Resources Ltd., Class A	52,398	1,187,533
Parex Resources Inc.	76,450	1,332,801
Parkland Corp.	113,838	3,506,969
Pason Systems Inc.(a)	77,944	886,081
Pembina Pipeline Corp.	344,267	12,113,677
Peyto Exploration & Development Corp.	133,243	1,489,565
Power Corp. of Canada	347,770	9,266,120
PrairieSky Royalty Ltd.	134,504	2,562,772
Premium Brands Holdings Corp., Class A	21,474	1,407,006
Primo Water Corp.	150,878	2,845,162
Prinmaris REIT	104,307	1,000,147

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Quebecor Inc., Class B	112,877	$2,336,008
RB Global Inc.	109,961	7,867,765
Restaurant Brands International Inc.	176,761	13,410,031
Richelieu Hardware Ltd.	41,814	1,180,020
RioCan REIT	69,606	881,799
Rogers Communications Inc., Class B, NVS	226,867	8,498,552
Royal Bank of Canada	854,011	82,625,014
Russel Metals Inc.	43,021	1,211,582
Sandstorm Gold Ltd.	242,866	1,326,664
Saputo Inc.	167,426	3,219,240
Seabridge Gold Inc.(b)	103,131	1,544,736
Secure Energy Services Inc.	180,767	1,531,067
Shopify Inc., Class A(b)	737,957	51,809,497
Sienna Senior Living Inc.	142,433	1,386,411
SilverCrest Metals Inc.(b)	200,431	1,640,836
SmartCentres Real Estate Investment Trust	94,139	1,523,566
SNC-Lavalin Group Inc.	98,075	3,765,841
Spin Master Corp.(d)	24,033	525,124
SSR Mining Inc.	129,169	692,454
Stantec Inc.	65,132	5,185,863
Stella-Jones Inc.	50,082	2,909,642
Sun Life Financial Inc.	356,428	18,198,761
Suncor Energy Inc.	799,903	30,522,576
Superior Plus Corp.	95,431	646,767
Tamarack Valley Energy Ltd.	605,271	1,639,967
TC Energy Corp.	625,125	22,395,790
Teck Resources Ltd., Class B	274,501	13,497,238
TELUS Corp.	290,794	4,670,363
TELUS Corp., NVS	13,383	214,941
TFI International Inc.	48,266	6,285,642
Thomson Reuters Corp.	96,666	14,600,488
TMX Group Ltd.	197,949	5,241,159
Topaz Energy Corp.	56,047	927,840
Torex Gold Resources Inc.(b)	58,202	820,193
Toromont Industries Ltd.	48,954	4,480,590
Toronto-Dominion Bank (The)	1,095,822	65,009,830
Tourmaline Oil Corp.	201,326	9,839,257
TransAlta Corp.	150,533	998,341
Transcontinental Inc., Class A	33,067	328,112
Tricon Residential Inc.	218,872	2,451,608
Vermilion Energy Inc.	114,335	1,317,222
Wesdome Gold Mines Ltd.(b)	148,914	1,114,164
West Fraser Timber Co. Ltd.	28,380	2,173,673
Wheaton Precious Metals Corp.	272,279	14,185,051
Whitecap Resources Inc.	369,632	2,803,151
Winpak Ltd.	27,570	858,552
WSP Global Inc.	75,877	11,513,418
		1,348,216,376
Denmark — 3.1%
ALK-Abello A/S(b)	101,645	1,884,396
Ambu A/S, Class B(a)(b)	113,911	1,821,383
AP Moller - Maersk A/S, Class A	1,585	2,247,828
AP Moller - Maersk A/S, Class B, NVS	3,005	4,354,450
Bavarian Nordic A/S(a)(b)	57,324	1,250,963
Carlsberg A/S, Class B	58,177	7,825,554
Chemometec A/S(a)	18,265	772,917
Coloplast A/S, Class B(a)	76,998	9,283,272
D/S Norden A/S	22,109	932,221
Danske Bank A/S	411,719	11,852,150
Demant A/S(b)	60,149	2,872,233
Dfds A/S	28,318	865,161
DSV A/S	113,761	16,161,956
Security	Shares	Value

Denmark (continued)
FLSmidth & Co. A/S	48,646	$2,427,593
Genmab A/S(b)	41,326	11,473,333
GN Store Nord A/S(b)	97,314	2,625,150
H Lundbeck A/S	240,791	1,170,877
H Lundbeck A/S	54,614	229,726
ISS A/S	117,945	2,208,332
Jyske Bank A/S, Registered	36,593	2,960,732
Netcompany Group A/S(a)(b)(d)	32,640	1,184,119
NKT A/S(b)	49,095	4,072,643
Novo Nordisk A/S	1,999,975	256,481,182
Novonesis (Novozymes) B, Class B	225,938	12,511,703
Orsted A/S(b)(d)	123,432	6,783,615
Pandora A/S	54,593	8,309,048
Ringkjoebing Landbobank A/S	13,200	2,218,343
Rockwool A/S, Class B	5,460	1,779,898
Royal Unibrew A/S	30,622	2,306,065
Schouw & Co. A/S	11,641	933,880
Svitzer A/S, NVS	9,180	308,478
Sydbank A/S	59,838	3,042,731
Topdanmark A/S	18,851	786,526
Tryg A/S	199,084	3,940,316
Vestas Wind Systems A/S(b)	638,003	17,097,608
Zealand Pharma A/S(b)	39,397	3,535,702
		410,512,084
Finland — 0.9%
Cargotec OYJ, Class B	28,735	2,266,330
Citycon OYJ	47,363	193,768
Elisa OYJ	84,849	3,825,787
Fortum OYJ	282,881	3,727,634
Huhtamaki OYJ	78,068	2,995,979
Kemira OYJ	71,054	1,547,253
Kesko OYJ, Class B	181,308	3,095,358
Kojamo OYJ(b)	88,487	977,500
Kone OYJ, Class B	200,879	9,792,246
Konecranes OYJ	35,548	1,868,238
Mandatum OYJ(b)	278,069	1,288,652
Metsa Board OYJ, Class B	139,206	1,001,042
Metso OYJ	434,720	4,928,464
Neste OYJ	252,688	5,728,214
Nokia OYJ	3,381,087	12,291,439
Nokian Renkaat OYJ	105,481	919,686
Nordea Bank Abp, New	1,975,121	23,144,975
Orion OYJ, Class B	78,545	3,000,035
Outokumpu OYJ(a)	221,586	896,051
QT Group OYJ(a)(b)	16,917	1,303,137
Sampo OYJ, Class A	280,120	11,368,227
Stora Enso OYJ, Class R	350,918	4,674,448
TietoEVRY OYJ	49,530	934,685
UPM-Kymmene OYJ	352,013	12,336,336
Valmet OYJ	74,841	1,867,360
Wartsila OYJ Abp	278,001	5,128,421
YIT OYJ(a)	62,726	130,209
		121,231,474
France — 9.7%
Accor SA	112,856	4,945,991
Aeroports de Paris SA	18,314	2,326,148
Air France-KLM, NVS(a)(b)	78,178	797,161
Air Liquide SA	319,736	62,533,538
Airbus SE	361,354	59,463,595
Alstom SA(a)	194,448	3,066,070
Alten SA	22,523	2,646,909

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Amundi SA(d)	35,068	$2,446,498
Aperam SA	28,002	814,203
ArcelorMittal SA	315,218	7,875,043
Arkema SA	40,384	4,167,093
Atos SE(a)(b)	73,697	157,662
AXA SA	1,104,536	38,163,460
BioMerieux	28,151	2,992,563
BNP Paribas SA	638,172	45,924,045
Bollore SE	581,395	3,773,687
Bouygues SA	138,892	5,118,905
Bureau Veritas SA	184,232	5,373,243
CapgeminiSE	96,938	20,374,527
Carrefour SA	377,893	6,357,379
Cie. de Saint-Gobain SA	283,366	22,409,332
Cie. Generale des Etablissements Michelin SCA	406,792	15,628,397
Cie. Plastic Omnium SA	41,178	501,546
Coface SA	61,101	940,259
Covivio SA/France	34,589	1,721,706
Credit Agricole SA	630,456	9,755,193
Danone SA	386,426	24,185,373
Dassault Aviation SA	16,297	3,488,351
Dassault Systemes SE	400,296	15,712,388
Edenred SE	154,515	7,332,025
Eiffage SA	49,845	5,318,384
Elior Group SA(a)(b)(d)	119,008	326,755
Elis SA	140,838	3,162,006
Engie SA	1,078,938	18,731,021
Esker SA(a)	6,287	1,168,425
EssilorLuxottica SA	177,818	37,916,419
Eurazeo SE	24,431	2,200,686
Euroapi SA(b)	62,164	195,004
Eurofins Scientific SE	79,513	4,873,251
Euronext NV(d)	54,465	4,904,617
Eutelsat Communications SACA(a)(b)	140,849	565,799
Fnac Darty SA	15,728	553,326
Forvia SE(b)	109,497	1,742,606
Gaztransport Et Technigaz SA	21,552	3,003,923
Gecina SA	28,361	2,895,709
Getlink SE	261,315	4,448,546
Hermes International SCA	19,591	46,900,663
ICADE	18,315	486,949
Imerys SA	19,360	622,109
Ipsen SA	26,526	3,226,525
IPSOS SA	26,474	1,771,577
JCDecaux SE(b)	80,949	1,689,599
Kering SA	45,099	15,805,810
Klepierre SA	138,640	3,722,817
La Francaise des Jeux SAEM(d)	61,891	2,332,347
Legrand SA	164,530	16,908,190
L’Oreal SA	145,787	68,352,694
LVMH Moet Hennessy Louis Vuitton SE	168,192	138,158,966
Neoen SA(d)	56,314	1,723,497
Nexans SA	15,125	1,610,762
Nexity SA	29,138	326,814
Orange SA	1,151,548	12,817,055
Pernod Ricard SA	124,659	18,853,692
Pluxee NV, NVS(b)	59,399	1,831,356
Publicis Groupe SA	137,703	15,195,083
Remy Cointreau SA	14,815	1,405,495
Renault SA	123,065	6,095,820
Rexel SA	119,165	3,088,738
Rubis SCA	67,687	2,342,394
Security	Shares	Value

France (continued)
Safran SA	207,310	$44,951,460
Sanofi SA	691,328	68,298,405
Sartorius Stedim Biotech	17,489	3,766,553
Schneider Electric SE	332,050	75,711,842
SCOR SE	80,111	2,613,841
SEB SA	16,548	1,953,066
SES SA, Class A	247,859	1,202,483
Societe BIC SA	15,634	1,099,430
Societe Generale SA	432,329	11,649,127
Sodexo SA	55,364	4,820,734
SOITEC(b)	17,473	1,708,553
Sopra Steria Group SACA	7,555	1,654,229
SPIE SA	101,758	3,699,988
STMicroelectronics NV	414,752	16,417,907
Technip Energies NV	89,458	2,106,738
Teleperformance SE	36,022	3,263,043
Thales SA	63,445	10,663,036
TotalEnergies SE	1,322,207	95,990,586
Trigano SA	9,310	1,415,310
Ubisoft Entertainment SA(b)	62,937	1,482,130
Unibail-Rodamco-Westfield, New(b)	73,043	6,086,889
Valeo SE	143,756	1,821,892
Vallourec SACA(a)(b)	118,079	2,032,935
Valneva SE(b)	86,730	310,709
Veolia Environnement SA	410,034	12,747,011
Verallia SA(d)	50,671	1,951,605
Vinci SA	305,091	35,749,375
Virbac SACA	3,972	1,467,869
Vivendi SE	443,861	4,515,705
Wendel SE	20,179	2,057,770
Worldline SA/France(b)(d)	150,262	1,558,592
		1,263,036,532
Germany — 6.8%
adidas AG	100,737	24,275,915
AIXTRON SE	74,039	1,720,364
Allianz SE, Registered	242,814	68,906,978
Amadeus Fire AG	7,922	950,464
Aroundtown SA(a)(b)	636,358	1,319,214
Aurubis AG	25,869	2,060,563
BASF SE	540,658	28,328,615
Bayer AG, Registered	593,167	17,303,088
Bayerische Motoren Werke AG	192,684	20,992,785
Bechtle AG	38,679	1,866,634
Befesa SA(d)	31,625	904,162
Beiersdorf AG	59,573	8,954,035
Brenntag SE	92,342	7,369,205
CANCOM SE	24,078	751,861
Carl Zeiss Meditec AG, Bearer	26,576	2,804,109
Ceconomy AG(b)	146,808	338,172
Commerzbank AG	660,102	9,810,528
CompuGroup Medical SE & Co. KgaA	19,164	574,075
Continental AG	68,014	4,408,075
Covestro AG(b)(d)	112,994	5,659,230
CTS Eventim AG & Co. KGaA	44,475	3,932,868
Daimler Truck Holding AG	325,473	14,677,604
Delivery Hero SE, Class A(b)(d)	106,526	2,980,337
Dermapharm Holding SE	21,386	717,759
Deutsche Bank AG, Registered	1,207,734	19,290,549
Deutsche Boerse AG	114,510	22,076,604
Deutsche Lufthansa AG, Registered(b)	423,308	3,029,458
Deutsche Pfandbriefbank AG(a)(d)	137,733	653,286
Deutsche Post AG, Registered	600,157	25,128,530

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	1,971,125	$45,149,729
Duerr AG	34,898	892,746
E.ON SE	1,347,736	17,846,676
Eckert & Ziegler SE	15,477	611,854
Encavis AG(b)	87,954	1,583,429
Evonik Industries AG	132,318	2,757,595
Evotec SE(b)	110,386	1,137,550
Fielmann Group AG	22,204	1,035,334
flatexDEGIRO AG(b)	71,127	929,299
Fraport AG Frankfurt Airport Services Worldwide(b)	27,122	1,357,947
Freenet AG	111,019	3,086,148
Fresenius Medical Care AG & Co. KGaA	124,926	5,259,722
Fresenius SE & Co. KGaA	249,382	7,441,653
GEA Group AG	112,720	4,549,377
Gerresheimer AG	19,250	2,073,166
Grand City Properties SA(b)	58,902	657,799
GRENKE AG	17,210	400,652
Hamborner REIT AG	167,834	1,145,129
Hannover Rueck SE	35,621	8,835,573
Heidelberg Materials AG	83,951	8,448,464
HelloFresh SE(b)	106,932	716,975
Henkel AG & Co. KGaA	77,121	5,545,658
Hensoldt AG	43,421	1,710,655
Hugo Boss AG	46,831	2,523,477
Hypoport SE(b)	3,449	910,313
Infineon Technologies AG	796,834	27,652,561
Jenoptik AG	45,503	1,219,945
K+S AG, Registered	127,026	1,900,302
KIONGroupAG	49,581	2,285,084
Knorr-Bremse AG	43,736	3,245,453
Kontron AG	32,989	664,086
Krones AG	13,125	1,730,293
LANXESS AG	53,651	1,516,340
LEG Immobilien SE(b)	43,339	3,678,976
Mercedes-Benz Group AG	487,183	36,850,954
Merck KGaA	78,436	12,463,611
METRO AG	108,785	581,969
MorphoSys AG(b)	26,167	1,847,734
MTU Aero Engines AG	32,996	7,949,295
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	82,851	36,438,580
Nagarro SE(a)(b)	10,814	821,735
Nemetschek SE	42,520	3,757,461
Nordex SE(b)	106,602	1,500,543
Norma Group SE	16,634	329,380
Patrizia SE	16,106	142,663
Pfeiffer Vacuum Technology AG	5,956	982,882
ProSiebenSat.1 Media SE(a)	144,959	1,125,877
Puma SE	66,612	3,075,542
QIAGEN NV, NVS	136,463	5,697,556
Rational AG	2,614	2,229,736
Redcare Pharmacy NV(b)(d)	13,367	1,808,006
Rheinmetall AG	26,874	14,808,779
RWE AG	397,197	13,836,569
SAP SE	638,371	115,268,827
Scout24 SE(d)	53,612	3,938,212
Siemens AG, Registered	464,039	86,930,049
Siemens Energy AG(a)(b)	315,987	6,488,303
Siemens Healthineers AG(d)	173,718	9,633,962
Siltronic AG	15,792	1,230,740
Sixt SE	14,217	1,361,215
Stabilus SE	17,865	1,108,486
Security	Shares	Value

Germany (continued)
Stroeer SE & Co. KGaA	36,087	$2,314,110
Suedzucker AG	70,223	1,002,264
Symrise AG, Class A	79,156	8,484,863
TAG Immobilien AG(b)	117,984	1,677,457
Talanx AG(b)	38,457	2,892,526
TeamViewer SE(b)(d)	115,437	1,522,929
thyssenkrupp AG	308,368	1,547,601
United Internet AG, Registered(e)	69,895	1,690,679
Varta AG(a)(b)	18,538	184,190
Verbio SE	19,802	412,803
Vitesco Technologies Group AG	8,208	559,035
Volkswagen AG	20,012	2,825,155
Vonovia SE	440,856	12,738,986
Wacker Chemie AG	11,936	1,277,726
Zalando SE(b)(d)	139,138	3,640,582
		887,264,599
Hong Kong — 1.7%
AIA Group Ltd.	7,051,400	51,646,942
ASMPT Ltd.	176,200	2,189,757
Bank of East Asia Ltd. (The)	1,187,200	1,494,796
BOC Hong Kong Holdings Ltd.	2,533,000	7,763,881
Cafe de Coral Holdings Ltd.	330,000	342,256
CITIC Telecom International Holdings Ltd.	2,931,000	993,997
CK Asset Holdings Ltd.	1,228,500	5,240,259
CK Hutchison Holdings Ltd.	1,530,500	7,433,290
CK Infrastructure Holdings Ltd.	501,500	2,833,043
CLP Holdings Ltd.	958,000	7,535,687
Dah Sing Financial Holdings Ltd.	122,000	341,711
ESR Group Ltd.(d)	1,408,400	1,543,423
Futu Holdings Ltd., ADR(b)	42,092	2,706,937
Galaxy Entertainment Group Ltd.	1,313,000	5,891,290
Hang Lung Properties Ltd.	1,228,000	1,355,358
Hang Seng Bank Ltd.	462,400	6,097,472
Health and Happiness H&H International Holdings Ltd.	279,500	365,154
Henderson Land Development Co. Ltd.	1,051,572	3,170,301
HKBN Ltd.	793,000	238,544
HKT Trust & HKT Ltd., Class SS	2,433,000	2,685,976
Hong Kong & China Gas Co. Ltd.	6,905,482	5,250,597
Hong Kong Exchanges & Clearing Ltd.	698,600	22,197,603
Hong Kong Resources Holdings Co. Ltd.(b)	11,931	1,449
Hongkong Land Holdings Ltd.	722,500	2,308,517
Hysan Development Co. Ltd.	322,000	501,864
Jardine Matheson Holdings Ltd.	104,400	4,005,828
Johnson Electric Holdings Ltd.	291,500	397,658
Kerry Logistics Network Ltd.	282,898	265,803
Kerry Properties Ltd.	561,500	1,088,532
LinkREIT	1,653,000	7,082,761
Luk Fook Holdings International Ltd.	291,000	697,632
Man Wah Holdings Ltd.	1,271,200	927,785
Melco International Development Ltd.(a)(b)	515,000	386,853
Melco Resorts & Entertainment Ltd., ADR(b)	179,876	1,176,389
MTR Corp. Ltd.	786,500	2,584,782
New World Development Co. Ltd.	1,060,000	1,125,667
NWS Holdings Ltd.(a)	1,460,000	1,235,532
Pacific Basin Shipping Ltd.	3,631,000	1,257,262
PCCW Ltd.	3,087,000	1,543,482
Power Assets Holdings Ltd.	836,000	4,795,422
Sands China Ltd.(b)	1,447,600	3,414,373
Sino Land Co. Ltd.	2,250,000	2,405,697
SITC International Holdings Co. Ltd.	870,000	1,886,676
SJM Holdings Ltd.(a)(b)	1,667,000	611,798

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sun Hung Kai Properties Ltd.	865,000	$7,979,588
Swire Pacific Ltd., Class A	229,000	1,939,334
Swire Properties Ltd.	816,200	1,688,037
Techtronic Industries Co. Ltd.	830,500	11,476,920
Value Partners Group Ltd.(a)	1,430,000	326,131
Vitasoy International Holdings Ltd.	628,000	468,713
Vobile Group Ltd.(a)(b)	1,335,000	233,630
VTech Holdings Ltd.	170,000	982,634
WH Group Ltd.(d)	6,121,500	4,449,351
Wharf Holdings Ltd. (The)	556,045	1,788,995
Wharf Real Estate Investment Co. Ltd.	1,100,000	3,412,764
Xinyi Glass Holdings Ltd.	1,221,000	1,304,768
Yue Yuen Industrial Holdings Ltd.(a)	638,000	1,129,615
		216,200,516
Ireland — 0.3%
AIB Group PLC	890,613	4,609,966
Bank of Ireland Group PLC	638,044	6,807,566
Cairn Homes PLC	1,118,191	1,883,506
Glanbia PLC	159,110	3,029,273
Glenveagh Properties PLC(b)(d)	330,129	449,553
Kerry Group PLC, Class A	95,409	8,210,744
Kingspan Group PLC	93,686	8,333,144
Smurfit Kappa Group PLC	150,554	6,523,438
		39,847,190
Israel — 0.9%
Airport City Ltd.(b)	65,135	1,000,807
Alony Hetz Properties & Investments Ltd.	151,965	981,009
Amot Investments Ltd.	199,674	837,457
Azrieli Group Ltd.	39,172	2,520,339
Bank Hapoalim BM	761,578	6,860,619
Bank Leumi Le-Israel BM	927,972	7,230,859
Bezeq The Israeli Telecommunication Corp. Ltd.	1,715,248	2,130,737
Big Shopping Centers Ltd.(b)	13,819	1,421,578
Camtek Ltd./Israel	26,173	2,129,809
Check Point Software Technologies Ltd.(a)(b)	61,349	9,166,768
CyberArk Software Ltd.(a)(b)	27,526	6,585,595
Delek Group Ltd.	8,592	1,009,240
Elbit Systems Ltd.	19,308	3,930,291
Electra Ltd./Israel	2,504	952,160
Energix-Renewable Energies Ltd.	447,542	1,667,812
Enlight Renewable Energy Ltd.(b)	122,305	1,965,756
First International Bank Of Israel Ltd. (The)	40,165	1,594,271
Fiverr International Ltd.(a)(b)	31,711	650,393
G City Ltd.(b)	71,346	206,517
Gav-Yam Lands Corp. Ltd.	1	7
Global-e Online Ltd.(a)(b)	61,877	2,074,736
Harel Insurance Investments & Financial Services Ltd.	92,609	844,298
ICL Group Ltd.	489,565	2,298,003
Inmode Ltd.(a)(b)	59,953	1,030,592
Isracard Ltd.	439,183	1,606,652
Israel Discount Bank Ltd., Class A	848,246	4,350,842
Kornit Digital Ltd.(b)	39,441	607,786
Melisron Ltd.	23,827	1,634,533
Mivne Real Estate KD Ltd.	493,234	1,185,605
Mizrahi Tefahot Bank Ltd.	93,298	3,397,375
Monday.com Ltd.(b)	17,998	3,407,561
Nano Dimension Ltd., ADR(a)(b)	321,110	773,875
Nice Ltd.(b)	38,811	8,678,539
Nova Ltd.(b)	20,242	3,425,567
Paz Oil Co. Ltd.	8,161	813,064
Security	Shares	Value

Israel (continued)
Perion Network Ltd.(b)	40,923	$510,369
Phoenix Holdings Ltd. (The)	99,026	945,958
Radware Ltd.(b)	37,084	612,999
Reit 1 Ltd.	265,170	1,067,299
Shapir Engineering and Industry Ltd.	281,071	1,533,363
Shikun & Binui Ltd.(b)	332,571	715,245
Shufersal Ltd.(a)	226,126	1,488,826
Strauss Group Ltd.	61,430	1,128,442
Teva Pharmaceutical Industries Ltd., ADR(b)	704,123	9,892,928
Tower Semiconductor Ltd.(b)	60,274	1,950,490
Wix.com Ltd.(b)	37,885	4,503,390
ZIM Integrated Shipping Services Ltd.(a)	59,395	786,984
		114,107,345
Italy — 2.5%
A2A SpA	1,066,644	2,103,585
ACEA SpA	30,246	524,660
Amplifon SpA	91,162	3,043,563
Anima Holding SpA(d)	118,248	554,033
Ascopiave SpA	48,700	127,423
Assicurazioni Generali SpA	623,958	15,213,618
Azimut Holding SpA	68,674	1,809,728
Banca Generali SpA	30,187	1,182,302
Banca Mediolanum SpA	208,625	2,257,652
Banca Monte dei Paschi di Siena SpA(b)	505,786	2,439,546
Banca Popolare di Sondrio SpA	246,823	2,062,147
Banco BPM SpA	745,060	4,891,796
BFF Bank SpA(d)	117,689	1,510,258
BPER Banca SpA	566,145	2,940,103
Brembo NV	98,116	1,248,220
Brunello Cucinelli SpA	21,049	2,148,312
Buzzi SpA	51,198	1,844,681
Carel Industries SpA(d)	44,560	904,486
Davide Campari-Milano NV	363,244	3,642,902
De’ Longhi SpA	56,737	1,860,547
DiaSorin SpA	17,860	1,803,812
Enav SpA(d)	192,762	792,749
Enel SpA	4,928,369	32,391,415
Eni SpA	1,407,489	22,606,648
ERG SpA	37,936	1,021,600
Ferrari NV	78,359	32,227,067
FinecoBank Banca Fineco SpA	353,706	5,418,692
Hera SpA	748,227	2,701,458
Infrastrutture Wireless Italiane SpA(d)	162,627	1,742,863
Interpump Group SpA	37,133	1,617,504
Intesa Sanpaolo SpA	8,914,127	33,365,625
Iren SpA	406,793	817,744
Italgas SpA	273,337	1,515,148
Iveco Group NV	147,467	1,849,048
Leonardo SpA	228,919	5,261,028
Mediobanca Banca di Credito Finanziario SpA	391,071	5,556,377
MFE-MediaForEurope NV, NVS(a)	74,755	300,925
MFE-MediaForEurope NV, Class A	179,645	527,424
Moncler SpA	129,845	8,840,129
Nexi SpA(b)(d)	354,742	2,063,944
Pirelli & C SpA(d)	234,502	1,482,745
Poste Italiane SpA(d)	317,265	4,030,255
Prysmian SpA	173,407	9,408,777
Recordati Industria Chimica e Farmaceutica SpA	76,751	4,084,178
Reply SpA	12,728	1,661,759
Saipem SpA(b)	836,110	1,918,646
Salvatore Ferragamo SpA(a)	38,538	382,408
Snam SpA	1,223,036	5,595,721

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
SOL SpA	24,504	$942,636
Stellantis NV	1,350,769	29,887,785
Tamburi Investment Partners SpA	99,911	969,751
Technogym SpA(d)	147,628	1,392,207
Technoprobe SpA(b)	112,283	894,660
Telecom Italia SpA/Milano(a)(b)	6,359,987	1,507,796
Tenaris SA, NVS	326,634	5,424,477
Terna - Rete Elettrica Nazionale	883,365	7,077,442
UniCredit SpA	939,150	34,470,906
Unipol Gruppo SpA	243,446	2,182,421
		328,045,332
Japan — 21.8%
77 Bank Ltd. (The)	35,100	992,288
ABC-Mart Inc.	72,200	1,438,099
Activia Properties Inc.	307	761,958
ADEKA Corp.	40,500	841,619
Advance Logistics Investment Corp.	1,124	867,187
Advance Residence Investment Corp.	856	1,850,683
Advantest Corp.	478,200	14,967,973
Aeon Co. Ltd.	418,500	8,750,123
Aeon Delight Co. Ltd.	21,800	515,619
AEON Financial Service Co. Ltd.	125,400	1,043,851
Aeon Mall Co. Ltd.	47,800	546,494
AEON REIT Investment Corp.	767	670,759
AGC Inc.	116,500	4,307,497
Ai Holdings Corp.	49,100	755,186
Aica Kogyo Co. Ltd.	24,100	558,620
Aiful Corp.	546,800	1,588,307
Ain Holdings Inc.	15,500	586,620
Air Water Inc.	117,900	1,770,292
Aisin Corp.	100,400	3,818,838
Ajinomoto Co. Inc.	277,200	10,306,698
Alfresa Holdings Corp.	128,000	1,896,894
Alps Alpine Co. Ltd.	133,100	1,201,462
Amada Co. Ltd.	157,400	1,719,133
Amano Corp.	49,800	1,197,753
ANA Holdings Inc.	93,700	1,779,550
Anritsu Corp.	82,100	625,942
Aozora Bank Ltd.(a)	63,800	991,256
Arcs Co. Ltd.	24,100	473,006
ARE Holdings Inc.	114,800	1,483,858
Ariake Japan Co. Ltd.	15,900	518,079
Artience Co. Ltd.	27,200	504,084
As One Corp.	44,200	728,207
Asahi Group Holdings Ltd.	294,600	10,077,959
Asahi Intecc Co. Ltd.	128,100	1,877,009
Asahi Kasei Corp.	762,400	5,315,553
Asics Corp.	98,900	4,239,085
Astellas Pharma Inc.	1,215,000	11,661,443
Atom Corp.(a)(b)	157,700	902,258
Autobacs Seven Co. Ltd.	99,700	1,008,078
Awa Bank Ltd. (The)	13,900	236,830
Azbil Corp.	50,300	1,404,879
Bandai Namco Holdings Inc.	378,300	7,068,602
BayCurrent Consulting Inc.	89,600	1,907,330
Bic Camera Inc.	95,200	924,417
BIPROGY Inc.	50,700	1,474,934
BML Inc.	19,300	356,488
Bridgestone Corp.	341,300	15,060,538
Brother Industries Ltd.	132,400	2,342,018
Calbee Inc.	55,200	1,205,654
Canon Inc.	614,400	16,628,915
Security	Shares	Value

Japan (continued)
Canon Marketing Japan Inc.	38,600	$1,060,626
Capcom Co. Ltd.	190,700	3,139,386
Casio Computer Co. Ltd.	90,300	752,314
Central Glass Co. Ltd.	24,900	442,180
Central Japan Railway Co.	488,000	11,159,572
Change Holdings Inc.(a)	53,100	397,582
Chiba Bank Ltd. (The)	284,300	2,401,500
Chiyoda Corp.(a)(b)	218,300	601,956
Chubu Electric Power Co. Inc.	411,600	5,283,280
Chudenko Corp.	12,200	246,165
Chugai Pharmaceutical Co. Ltd.	434,800	13,828,310
ChuginFinancialGroupInc.,NVS	134,200	1,130,127
Chugoku Electric Power Co. Inc. (The)	177,200	1,216,513
Citizen Watch Co. Ltd.	167,300	1,111,371
CKD Corp.	38,400	717,658
Coca-Cola Bottlers Japan Holdings Inc.	114,000	1,596,061
COLOPL Inc.	50,700	195,949
Colowide Co. Ltd.	42,500	579,009
Comforia Residential REIT Inc.	390	844,249
COMSYS Holdings Corp.	53,300	1,247,622
Comture Corp.	30,100	368,624
Concordia Financial Group Ltd.	840,800	4,530,343
Cosmo Energy Holdings Co. Ltd.	46,300	2,213,393
Cosmos Pharmaceutical Corp.	12,600	1,162,413
CRE Logistics REIT Inc.	1,246	1,192,575
Create Restaurants Holdings Inc.	117,300	808,372
Create SD Holdings Co. Ltd.	10,900	235,563
Credit Saison Co. Ltd.	75,900	1,401,050
CyberAgent Inc.	259,500	1,616,831
CYBERDYNE Inc.(a)(b)	134,000	171,821
Dai Nippon Printing Co. Ltd.	128,000	3,728,141
Daicel Corp.	158,400	1,471,234
Daido Steel Co. Ltd.	82,500	909,687
Daifuku Co. Ltd.	163,100	3,340,909
Daihen Corp.	20,400	1,240,062
Dai-ichi Life Holdings Inc.	583,900	13,523,727
Daiichi Sankyo Co. Ltd.	1,129,600	38,019,720
Daiichikosho Co. Ltd.	46,600	543,934
Daikin Industries Ltd.	158,900	21,688,466
Daio Paper Corp.	99,200	710,224
Daiseki Co. Ltd.	29,460	559,887
Daishi Hokuetsu Financial Group Inc.	21,700	621,973
Daito Trust Construction Co. Ltd.	35,300	3,783,960
Daiwa House Industry Co. Ltd.	399,300	11,235,863
Daiwa House REIT Investment Corp.	1,160	1,948,540
Daiwa Office Investment Corp.	146	532,303
Daiwa Securities Group Inc.	846,000	6,217,303
Daiwa Securities Living Investments Corp.	1,127	765,243
Daiwabo Holdings Co. Ltd.	108,700	1,888,126
DCM Holdings Co. Ltd.	108,500	1,004,526
DeNA Co. Ltd.(b)	40,300	406,471
Denka Co. Ltd.	38,400	568,993
Denso Corp.	1,138,600	19,405,294
Dentsu Group Inc.	127,700	3,454,690
Dentsu Soken Inc.	24,200	801,699
Descente Ltd.	21,300	480,259
Dexerials Corp.	38,700	1,449,572
DIC Corp.	44,500	831,686
Digital Arts Inc.	15,000	402,262
Digital Garage Inc.	29,900	527,348
Dip Corp.	21,900	370,114
Disco Corp.	56,700	16,150,752

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
DMG Mori Co. Ltd.	93,700	$2,504,837
Dowa Holdings Co. Ltd.	24,800	928,685
DTS Corp.	30,400	829,333
Duskin Co. Ltd.	14,100	293,109
Earth Corp.	10,000	278,310
East Japan Railway Co.	535,900	9,822,490
Ebara Corp.	55,600	4,583,332
EDION Corp.	78,100	806,835
eGuarantee Inc.	21,900	239,355
Eiken Chemical Co. Ltd.	38,200	485,776
Eisai Co. Ltd.	152,600	6,267,133
Elecom Co. Ltd.	58,800	556,455
Electric Power Development Co. Ltd.	104,500	1,775,140
en Japan Inc.	18,500	307,562
ENEOS Holdings Inc.	1,923,100	8,885,128
eRex Co. Ltd.(a)(b)	44,600	233,854
Euglena Co. Ltd.(a)(b)	168,100	551,919
EXEO Group Inc.	104,300	1,136,791
Ezaki Glico Co. Ltd.	32,300	833,856
Fancl Corp.	40,900	477,697
FANUC Corp.	579,000	17,149,565
Fast Retailing Co. Ltd.	106,700	27,898,744
FCC Co. Ltd.	36,600	520,776
Ferrotec Holdings Corp.	33,100	628,455
Food & Life Companies Ltd.	65,100	1,230,444
FP Corp.	25,100	403,868
Freee KK(b)	30,000	525,091
Frontier Real Estate Investment Corp.	246	715,145
Fuji Corp./Aichi	37,500	629,077
Fuji Electric Co. Ltd.	94,600	5,884,489
Fuji Kyuko Co. Ltd.	14,900	318,118
Fuji Oil Holdings Inc.	21,300	313,494
Fuji Seal International Inc.	19,200	246,708
Fuji Soft Inc.	40,100	1,569,265
FUJIFILM Holdings Corp.	671,400	14,282,341
Fujikura Ltd.	139,900	2,404,086
Fujimi Inc.	40,500	878,434
Fujitec Co. Ltd.	47,700	1,176,451
Fujitsu General Ltd.	45,300	584,339
Fujitsu Ltd.	1,082,000	16,714,889
Fujiya Co. Ltd.	20,500	322,464
Fukuoka Financial Group Inc.	110,100	2,924,533
Fukuoka REIT Corp.	390	418,902
Fukuyama Transporting Co. Ltd.	12,300	297,204
Funai Soken Holdings Inc.	27,500	416,052
Furukawa Electric Co. Ltd.	31,700	678,725
Fuso Chemical Co. Ltd.	14,600	374,976
Future Corp.	42,800	431,782
Fuyo General Lease Co. Ltd.	7,500	643,197
Giken Ltd.	7,600	94,341
Global One Real Estate Investment Corp.	295	200,745
Glory Ltd.	23,700	427,033
GLP J-REIT(a)	2,506	2,038,160
GMO internet group Inc.	53,600	880,066
GMO Payment Gateway Inc.	25,700	1,175,547
GNI Group Ltd.(b)	51,500	808,054
Goldwin Inc.	17,400	1,055,423
Gree Inc.	88,700	261,890
GS Yuasa Corp.	48,300	911,297
GungHo Online Entertainment Inc.	35,200	517,494
Gunma Bank Ltd. (The)	220,800	1,343,824
H.U. Group Holdings Inc.	32,700	497,078
Security	Shares	Value

Japan (continued)
H2O Retailing Corp.	71,400	$806,766
Hachijuni Bank Ltd. (The)	270,600	1,805,154
Hakuhodo DY Holdings Inc.	143,700	1,336,596
Hamakyorex Co. Ltd.	11,200	276,116
Hamamatsu Photonics KK	99,000	3,627,525
Hankyu Hanshin Holdings Inc.	142,000	3,722,989
Hankyu Hanshin REIT Inc.	325	290,921
Hanwa Co. Ltd.	20,200	777,223
Harmonic Drive Systems Inc.	33,700	841,650
Haseko Corp.	136,600	1,650,299
Hazama Ando Corp.	89,900	670,299
Heiwa Corp.	49,400	618,834
Heiwa Real Estate Co. Ltd.	18,400	508,687
Heiwa Real Estate REIT Inc.	567	508,330
Heiwado Co. Ltd.	20,600	317,650
Hikari Tsushin Inc.	9,400	1,527,705
Hino Motors Ltd.(b)	144,600	422,112
Hioki EE Corp	11,900	474,543
Hirogin Holdings Inc.	268,800	1,934,383
Hirose Electric Co. Ltd.	16,205	1,720,092
HIS Co. Ltd.(b)	28,800	320,006
Hisamitsu Pharmaceutical Co. Inc.	38,300	929,220
Hitachi Construction Machinery Co. Ltd.	45,300	1,293,871
Hitachi Ltd.	564,300	52,062,695
Hitachi Zosen Corp.	129,700	1,003,863
Hogy Medical Co. Ltd.	14,800	349,758
Hokkaido Electric Power Co. Inc.	89,600	636,672
Hokuetsu Corp.(a)	114,000	961,455
Hokuhoku Financial Group Inc.	75,400	924,928
Hokuriku Electric Power Co.	91,200	533,550
Honda Motor Co. Ltd.	2,809,800	31,968,716
Horiba Ltd.	17,900	1,736,642
Hoshino Resorts REIT Inc.	186	651,102
Hoshizaki Corp.	49,400	1,702,259
Hosiden Corp.	102,500	1,279,879
House Foods Group Inc.	34,000	669,896
Hoya Corp.	220,800	25,599,511
Hulic Co. Ltd.	218,500	2,013,402
Hulic REIT Inc.	529	505,583
Ibiden Co. Ltd.	60,200	2,288,411
Ichibanya Co. Ltd.	116,600	805,072
Ichigo Inc.	167,300	450,650
Ichigo Office REIT Investment Corp.	813	416,882
Idec Corp./Japan	33,200	586,018
Idemitsu Kosan Co. Ltd.	587,000	3,976,994
IHI Corp.	102,300	2,449,486
Iida Group Holdings Co. Ltd.	65,500	836,167
Inaba Denki Sangyo Co. Ltd.	22,100	515,605
Inabata & Co. Ltd.	18,100	368,967
Industrial & Infrastructure Fund Investment Corp.	1,527	1,262,646
Infocom Corp.	22,000	376,454
Infomart Corp.(a)	154,300	360,237
INFRONEER Holdings Inc.	154,152	1,365,120
Inpex Corp.	658,500	9,864,196
Internet Initiative Japan Inc.	93,200	1,576,848
Invincible Investment Corp.	5,829	2,611,628
Iriso Electronics Co. Ltd.	12,700	248,345
Isetan Mitsukoshi Holdings Ltd.	247,800	3,480,391
Isuzu Motors Ltd.	409,900	5,194,600
Ito En Ltd.	30,900	749,796
ITOCHU Corp.	720,300	32,496,141
Itoham Yonekyu Holdings Inc.	47,680	1,244,252

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Iwatani Corp.	25,000	$1,419,562
Iyogin Holdings Inc., NVS	164,500	1,255,433
Izumi Co. Ltd.	19,400	450,710
J Front Retailing Co. Ltd.	238,000	2,072,703
JAFCO Group Co. Ltd.	39,300	443,524
Japan Airlines Co. Ltd.	88,700	1,571,654
Japan Airport Terminal Co. Ltd.	29,000	1,024,837
Japan Aviation Electronics Industry Ltd.	39,100	628,146
Japan Elevator Service Holdings Co. Ltd.	109,700	1,704,804
Japan Excellent Inc.	483	394,560
Japan Exchange Group Inc.	294,000	6,885,630
Japan Hotel REIT Investment Corp.	4,318	2,269,098
Japan Lifeline Co. Ltd.	65,700	482,219
Japan Logistics Fund Inc.	339	604,444
Japan Material Co. Ltd.	107,600	1,518,019
Japan Metropolitan Fund Invest	4,849	2,927,479
Japan Petroleum Exploration Co. Ltd.	26,500	1,117,856
Japan Post Bank Co. Ltd.	849,300	8,620,657
Japan Post Holdings Co. Ltd.	1,380,700	13,259,273
Japan Post Insurance Co. Ltd.	112,000	2,102,697
Japan Prime Realty Investment Corp.	443	958,591
Japan Real Estate Investment Corp.	808	2,740,041
Japan Securities Finance Co. Ltd.	94,300	955,999
Japan Steel Works Ltd. (The)	37,300	905,414
Japan Tobacco Inc.	733,000	19,718,884
JCR Pharmaceuticals Co. Ltd.	53,200	273,474
JCU Corp.	21,300	508,527
Jeol Ltd.	31,500	1,248,010
JFE Holdings Inc.	360,600	5,382,213
JGC Holdings Corp.	129,300	1,246,345
JINS Holdings Inc.	15,700	329,840
JMDC Inc.	27,700	560,332
Joyful Honda Co. Ltd.	106,800	1,518,918
JTEKT Corp.	136,500	1,056,619
JTOWER Inc.(b)	12,700	259,390
Justsystems Corp.	24,400	425,013
Kadokawa Corp.	96,900	1,771,157
Kagome Co. Ltd.	54,100	1,382,952
Kajima Corp.	239,300	4,584,290
Kakaku.com Inc.	102,300	1,176,711
Kaken Pharmaceutical Co. Ltd.	30,100	654,286
Kamigumi Co. Ltd.	101,400	2,189,792
Kanamoto Co. Ltd.	23,400	393,564
Kandenko Co. Ltd.	140,000	1,561,658
Kaneka Corp.	16,100	417,023
Kanematsu Corp.	83,800	1,362,573
Kansai Electric Power Co. Inc. (The)	437,200	6,549,001
Kansai Paint Co. Ltd.	117,700	1,532,239
Kao Corp.	276,300	11,397,983
Katitas Co. Ltd.	25,100	302,401
Kato Sangyo Co. Ltd.	12,200	353,800
Kawasaki Heavy Industries Ltd.	104,600	3,238,212
Kawasaki Kisen Kaisha Ltd.	244,200	3,440,749
KDDI Corp.	905,600	25,129,293
KDX Realty Investment Corp.	2,291	2,259,698
Keihan Holdings Co. Ltd.	42,400	886,782
Keikyu Corp.	127,600	1,014,351
Keio Corp.	62,800	1,536,544
Keisei Electric Railway Co. Ltd.	108,400	4,038,217
Kewpie Corp.	54,400	1,096,865
Keyence Corp.	118,500	52,112,697
KH Neochem Co. Ltd.	19,500	299,418
Security	Shares	Value

Japan (continued)
Kikkoman Corp.	422,300	$5,031,876
Kinden Corp.	129,800	2,476,729
Kintetsu Group Holdings Co. Ltd.	107,300	2,758,529
Kirin Holdings Co. Ltd.	486,000	7,094,432
Kissei Pharmaceutical Co. Ltd.	28,900	662,212
Ki-Star Real Estate Co. Ltd.	5,700	138,179
Kitz Corp.	141,800	1,206,967
Kiyo Bank Ltd. (The)	116,800	1,341,774
Kobayashi Pharmaceutical Co. Ltd.	32,100	1,137,943
Kobe Bussan Co. Ltd.	68,700	1,483,733
Kobe Steel Ltd.	184,200	2,248,260
Koei Tecmo Holdings Co. Ltd.(a)	117,880	1,096,444
Kohnan Shoji Co. Ltd.	21,900	618,465
Koito Manufacturing Co. Ltd.	106,200	1,428,468
Kokuyo Co. Ltd.	63,300	1,081,427
Komatsu Ltd.	573,000	17,107,573
KOMEDA Holdings Co. Ltd.	56,300	924,095
Komeri Co. Ltd.	22,800	552,810
Konami Group Corp.	53,500	3,228,046
Konica Minolta Inc.	253,700	843,587
Kose Corp.	27,700	1,428,325
Kotobuki Spirits Co. Ltd.	86,300	888,593
K’s Holdings Corp.	70,600	677,706
Kubota Corp.	644,500	10,337,603
Kumagai Gumi Co. Ltd.	16,300	429,720
Kura Sushi Inc.(a)	14,600	453,179
Kuraray Co. Ltd.	144,200	1,597,608
Kureha Corp.	31,500	561,560
Kurita Water Industries Ltd.	48,100	1,904,956
Kusuri no Aoki Holdings Co. Ltd.	39,000	727,130
Kyocera Corp.	797,200	9,716,783
Kyorin Pharmaceutical Co. Ltd.	31,400	365,884
Kyoritsu Maintenance Co. Ltd.	57,000	1,215,562
Kyoto Financial Group Inc.	110,100	1,959,687
Kyowa Kirin Co. Ltd.	139,000	2,334,345
Kyudenko Corp.	27,600	1,145,507
Kyushu Electric Power Co. Inc.	241,000	2,235,729
Kyushu Financial Group Inc.	269,600	1,803,907
Kyushu Railway Co.	55,100	1,185,527
LaSalle Logiport REIT	859	861,560
Lasertec Corp.	46,200	9,965,586
Leopalace21 Corp.	242,100	801,275
Lintec Corp.	18,000	358,847
Lion Corp.	161,700	1,450,123
LITALICO Inc.	25,300	292,567
Lixil Corp.	150,100	1,612,182
LY Corp.	1,754,300	4,214,937
M&A Capital Partners Co. Ltd.	10,900	147,155
M3 Inc.	265,400	2,807,447
Mabuchi Motor Co. Ltd.	89,000	1,378,421
Macnica Holdings Inc.	39,400	1,737,266
Makino Milling Machine Co. Ltd.	15,700	629,769
Makita Corp.	125,700	3,639,125
Mandom Corp.	17,400	143,556
Mani Inc.	63,400	734,491
Marubeni Corp.	950,300	16,930,876
Maruha Nichiro Corp.	26,500	516,896
Marui Group Co. Ltd.	120,700	1,843,555
Maruichi Steel Tube Ltd.	39,500	1,017,065
Maruwa Co. Ltd./Aichi	8,600	1,812,259
Maruzen Showa Unyu Co. Ltd.	12,300	367,990
Matsui Securities Co. Ltd.	57,000	291,755

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MatsukiyoCocokara & Co.	212,770	$3,017,233
Mazda Motor Corp.	401,500	4,544,769
McDonald’s Holdings Co. Japan Ltd.(a)	49,300	2,168,642
Mebuki Financial Group Inc.	577,400	2,042,624
Medipal Holdings Corp.	110,700	1,736,112
Megachips Corp.(b)	16,200	375,593
Megmilk Snow Brand Co. Ltd.	25,100	405,360
Meidensha Corp.	20,500	454,258
MEIJI Holdings Co. Ltd.	117,100	2,620,037
Meiko Electronics Co. Ltd.	14,900	486,139
MEITEC Group Holdings Inc.	51,800	966,070
Menicon Co. Ltd.	37,800	364,718
Mercari Inc.(a)(b)	74,100	856,809
Milbon Co. Ltd.	16,500	324,326
MINEBEA MITSUMI Inc.	222,100	4,160,008
Mirai Corp.	1,249	357,624
MIRAIT ONE corp.	39,000	476,190
MISUMI Group Inc.	143,000	2,324,874
Mitani Sekisan Co. Ltd.	6,700	245,559
Mitsubishi Chemical Group Corp.	718,800	4,193,383
Mitsubishi Corp.	2,161,200	49,425,710
Mitsubishi Electric Corp.	1,181,300	20,589,972
Mitsubishi Estate Co. Ltd.	681,300	12,484,622
Mitsubishi Estate Logistics REIT Investment Corp.	528	1,353,349
Mitsubishi Gas Chemical Co. Inc.	106,900	1,891,512
Mitsubishi HC Capital Inc.	445,430	2,884,624
Mitsubishi Heavy Industries Ltd.	1,943,300	17,375,262
Mitsubishi Logistics Corp.	45,200	1,499,564
Mitsubishi Materials Corp.	105,000	2,051,970
Mitsubishi Motors Corp.	536,000	1,698,498
Mitsubishi UFJ Financial Group Inc.	6,785,300	67,590,752
Mitsui & Co. Ltd.	799,100	38,577,096
Mitsui Chemicals Inc.	114,900	3,270,386
Mitsui Fudosan Co. Ltd.	1,692,300	17,222,642
Mitsui Fudosan Logistics Park Inc.	403	1,156,145
Mitsui High-Tec Inc.(a)	27,000	1,208,950
Mitsui Mining & Smelting Co. Ltd.	28,200	884,264
Mitsui OSK Lines Ltd.	226,600	7,192,189
Miura Co. Ltd.	44,400	698,557
Mixi Inc.	31,500	480,748
Mizuho Financial Group Inc.	1,481,150	28,629,308
Mizuho Leasing Co. Ltd.	114,700	819,352
Mochida Pharmaceutical Co. Ltd.	24,900	502,310
Monex Group Inc.	148,700	768,317
Money Forward Inc.(b)	30,500	1,062,051
Monogatari Corp. (The)	29,700	802,442
MonotaRO Co. Ltd.	158,700	1,902,000
Mori Hills REIT Investment Corp.	770	670,069
Mori Trust REIT Inc.	2,421	1,123,261
Morinaga & Co. Ltd./Japan	63,700	1,029,440
Morinaga Milk Industry Co. Ltd.	43,400	850,440
MOS Food Services Inc.	32,600	721,049
MS&AD Insurance Group Holdings Inc.	767,700	13,802,506
Murata Manufacturing Co. Ltd.	1,054,700	19,271,645
Musashi Seimitsu Industry Co. Ltd.	22,300	236,299
Nabtesco Corp.	50,100	826,246
Nachi-Fujikoshi Corp.	23,300	503,652
Nagase & Co. Ltd.	46,900	811,386
Nagawa Co. Ltd.	6,500	303,566
Nagoya Railroad Co. Ltd.	98,900	1,290,018
Nakanishi Inc.	48,200	740,444
Nankai Electric Railway Co. Ltd.	108,200	1,884,028
Security	Shares	Value

Japan (continued)
NEC Corp.	145,700	$10,548,969
NEC Networks & System Integration Corp.	51,100	848,875
NET One Systems Co. Ltd.	52,400	878,289
Nexon Co. Ltd.	249,100	3,883,804
Nextage Co. Ltd.(a)	46,200	811,123
NGK Insulators Ltd.	131,800	1,795,417
NH Foods Ltd.	47,000	1,546,122
NHK Spring Co. Ltd.	158,700	1,608,400
Nichias Corp.	55,800	1,529,462
Nichicon Corp.	39,900	337,764
Nichiha Corp.	21,600	503,649
Nichirei Corp.	72,000	1,802,634
Nidec Corp.	257,400	12,054,774
Nifco Inc./Japan	44,800	1,082,970
Nihon Kohden Corp.	50,500	1,373,016
Nihon M&A Center Holdings Inc.	199,500	1,091,929
Nihon Parkerizing Co. Ltd.	37,500	288,379
Nikkon Holdings Co. Ltd.	35,700	700,724
Nikon Corp.	156,100	1,613,969
Nintendo Co. Ltd.	649,400	31,670,569
Nippn Corp., New	72,800	1,123,443
Nippon Accommodations Fund Inc.	246	1,024,470
Nippon Building Fund Inc.	1,032	3,943,060
Nippon Ceramic Co. Ltd.	19,900	340,571
Nippon Densetsu Kogyo Co. Ltd.	14,800	203,137
Nippon Electric Glass Co. Ltd.	95,400	2,360,587
Nippon Express Holdings Inc.	32,300	1,652,412
Nippon Gas Co. Ltd.	74,300	1,211,774
Nippon Kayaku Co. Ltd.	62,900	512,347
Nippon Light Metal Holdings Co. Ltd.	111,570	1,323,889
Nippon Paint Holdings Co. Ltd.	570,100	3,649,218
Nippon Paper Industries Co. Ltd.	34,800	241,949
Nippon Prologis REIT Inc.	1,109	1,916,834
NIPPON REIT Investment Corp.	193	435,899
Nippon Sanso Holdings Corp.	97,400	2,893,014
Nippon Seiki Co. Ltd.	108,500	986,630
Nippon Shinyaku Co. Ltd.	33,900	938,022
Nippon Shokubai Co. Ltd.	53,200	505,670
Nippon Soda Co. Ltd.	20,700	759,351
Nippon Steel Corp.	558,600	12,523,203
Nippon Telegraph & Telephone Corp.	17,989,500	19,422,579
Nippon Yusen KK	291,100	8,264,465
Nipro Corp.(a)	53,100	429,626
Nishimatsu Construction Co. Ltd.	19,600	566,730
Nishimatsuya Chain Co. Ltd.	46,300	642,051
Nishi-Nippon Financial Holdings Inc.	68,300	863,479
Nishi-Nippon Railroad Co. Ltd.	30,400	473,602
Nissan Chemical Corp.	98,700	3,364,503
Nissan Motor Co. Ltd.	1,474,100	5,394,768
Nissha Co. Ltd.	20,200	217,427
Nisshin Oillio Group Ltd. (The)	22,000	706,741
Nisshin Seifun Group Inc.	133,800	1,745,405
Nisshinbo Holdings Inc.	79,200	600,416
Nissin Foods Holdings Co. Ltd.	104,200	2,780,633
Nissui Corp.	226,000	1,356,054
Niterra Co. Ltd.	112,000	3,673,356
Nitori Holdings Co. Ltd.	47,000	6,290,154
Nitta Corp.	15,800	407,669
Nitto Boseki Co. Ltd.	18,100	648,742
Nitto Denko Corp.	89,200	7,375,557
Noevir Holdings Co. Ltd.	16,300	539,324
NOF Corp.	120,900	1,621,985

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nojima Corp.	59,400	$709,709
NOK Corp.	64,300	930,552
Nomura Co. Ltd.	40,400	217,448
Nomura Holdings Inc.	1,777,600	10,114,511
Nomura Real Estate Holdings Inc.	46,500	1,301,866
Nomura Real Estate Master Fund Inc.	2,577	2,463,406
Nomura Research Institute Ltd.	225,100	5,446,944
NS Solutions Corp.	21,300	693,775
NSD Co. Ltd.	63,300	1,237,260
NSK Ltd.	258,700	1,422,690
NTN Corp.	538,600	1,068,866
NTT Data Group Corp.	425,900	6,660,146
NTT UD REIT Investment Corp.	663	508,297
Nxera Pharma Co. Ltd.(b)	62,100	574,415
Obayashi Corp.	408,900	4,563,647
OBIC Business Consultants Co. Ltd.	30,900	1,262,645
Obic Co. Ltd.	39,800	5,112,966
Odakyu Electric Railway Co. Ltd.	150,100	1,687,527
Ogaki Kyoritsu Bank Ltd. (The)	14,000	200,523
Ohsho Food Service Corp.	13,900	688,883
Oisix ra daichi Inc.(b)	21,400	162,126
Oji Holdings Corp.	460,400	1,803,393
Okamura Corp.	50,800	769,326
Oki Electric Industry Co. Ltd.	74,900	535,290
Okinawa Electric Power Co. Inc. (The)	20,200	150,699
OKUMA Corp.	12,100	543,458
Okumura Corp.	27,600	863,492
Olympus Corp.	811,800	11,308,138
Omron Corp.	115,000	3,947,073
One REIT Inc.	211	355,234
Ono Pharmaceutical Co. Ltd.	226,500	3,262,360
Open House Group Co. Ltd.	40,000	1,216,409
Open Up Group Inc.	89,500	1,133,770
Oracle Corp./Japan	21,200	1,590,945
Organo Corp.	28,000	1,284,481
Orient Corp.	19,820	129,352
Oriental Land Co. Ltd./Japan	659,500	18,196,735
ORIX Corp.	718,500	14,704,397
Orix JREIT Inc.	1,324	1,395,602
Osaka Gas Co. Ltd.	214,600	4,771,817
OSG Corp.	40,700	524,879
Otsuka Corp.	143,300	2,849,967
Otsuka Holdings Co. Ltd.	254,800	10,894,444
PALTAC Corp.	13,500	408,604
Pan Pacific International Holdings Corp.	230,500	5,413,529
Panasonic Holdings Corp.	1,448,800	12,645,778
Paramount Bed Holdings Co. Ltd.	29,500	502,636
Park24 Co. Ltd.(b)	107,600	1,158,807
Pasona Group Inc.	21,900	307,318
Penta-Ocean Construction Co. Ltd.	124,000	622,294
PeptiDream Inc.(b)	87,500	1,114,946
Persol Holdings Co. Ltd.	1,242,600	1,718,900
Pigeon Corp.	95,400	869,573
Pilot Corp.	20,000	535,295
PKSHA Technology Inc.(b)	30,300	834,656
Pola Orbis Holdings Inc.	46,500	426,692
Prestige International Inc.	128,900	550,475
Prima Meat Packers Ltd.	13,100	191,620
Raito Kogyo Co. Ltd.	20,000	259,874
Raksul Inc.(a)(b)	48,200	272,977
Rakus Co. Ltd.	83,600	845,035
Rakuten Bank Ltd., NVS(b)	60,800	1,232,177
Security	Shares	Value

Japan (continued)
Rakuten Group Inc.(b)	903,900	$4,347,255
Recruit Holdings Co. Ltd.	875,000	37,683,940
Relo Group Inc.	48,000	417,245
Renesas Electronics Corp.	904,800	14,690,108
Rengo Co. Ltd.	97,000	727,293
RENOVA Inc.(b)	30,800	289,410
Resona Holdings Inc.	1,437,000	9,087,221
Resonac Holdings Corp.	110,900	2,404,637
Resorttrust Inc.	47,100	779,522
Ricoh Co. Ltd.	298,800	2,577,764
Riken Keiki Co. Ltd.(a)	30,600	748,742
Rinnai Corp.	48,700	1,055,206
Rohm Co. Ltd.	179,200	2,575,972
Rohto Pharmaceutical Co. Ltd.	104,100	2,031,035
Rorze Corp.	10,300	1,785,763
Round One Corp.	146,500	643,534
RS Technologies Co. Ltd.	29,700	589,756
Ryohin Keikaku Co. Ltd.	140,200	2,258,485
Saizeriya Co. Ltd.	23,400	790,158
Sakai Moving Service Co. Ltd.	12,400	218,274
Sakata Seed Corp.	28,300	652,040
SAMTY Co. Ltd.	27,300	465,707
San-A Co. Ltd.	17,600	528,200
San-Ai Obbli Co. Ltd.	16,500	216,459
SanBio Co. Ltd.(a)(b)	37,500	98,149
Sangetsu Corp.	73,900	1,571,021
San-In Godo Bank Ltd. (The)	244,900	1,907,633
Sanken Electric Co. Ltd.	20,000	863,469
Sanki Engineering Co. Ltd.	27,800	390,248
Sankyo Co. Ltd.	219,900	2,388,558
Sankyu Inc.	25,100	870,207
Sanrio Co. Ltd.	102,200	1,723,137
Sansan Inc.(a)(b)	53,700	493,167
Santen Pharmaceutical Co. Ltd.	151,300	1,461,420
Sanwa Holdings Corp.	105,400	1,721,275
Sapporo Holdings Ltd.	56,200	2,031,385
Sato Holdings Corp.	14,300	198,152
Sawai Group Holdings Co. Ltd.	27,500	1,024,799
SBI Holdings Inc.	137,400	3,345,434
SCREEN Holdings Co. Ltd.	50,600	5,220,764
SCSK Corp.	91,700	1,667,032
Secom Co. Ltd.	123,400	8,571,668
Sega Sammy Holdings Inc.	126,800	1,659,681
Seibu Holdings Inc.	137,800	2,144,731
Seiko Epson Corp.	139,400	2,293,128
Seino Holdings Co. Ltd.	80,900	1,083,828
Seiren Co. Ltd.	28,900	481,417
Sekisui Chemical Co. Ltd.	232,700	3,385,328
Sekisui House Ltd.	403,200	9,265,679
Sekisui House REIT Inc.	2,111	1,081,675
Senko Group Holdings Co. Ltd.	129,200	946,861
Seria Co. Ltd.	35,800	606,853
Seven & i Holdings Co. Ltd.	1,356,900	17,532,769
Seven Bank Ltd.	888,600	1,588,439
SG Holdings Co. Ltd.	154,900	1,813,118
Sharp Corp./Japan(b)	117,800	618,352
Shibaura Machine Co. Ltd.	18,500	414,148
SHIFT Inc.(b)	8,600	791,091
Shiga Bank Ltd. (The)	24,100	623,272
Shikoku Electric Power Co. Inc.	94,100	779,868
Shima Seiki Manufacturing Ltd.	22,800	203,145
Shimadzu Corp.	152,800	4,151,280

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shimamura Co. Ltd.	36,200	$1,784,546
Shimano Inc.	44,600	7,248,078
Shimizu Corp.	226,900	1,405,522
Shin-Etsu Chemical Co. Ltd.	1,099,300	42,552,738
Shinko Electric Industries Co. Ltd.	47,500	1,667,737
Shionogi & Co. Ltd.	159,900	7,467,450
Ship Healthcare Holdings Inc.	49,700	739,432
Shiseido Co. Ltd.	240,500	6,437,761
Shizuoka Financial Group Inc., NVS	224,500	2,095,449
SHO-BOND Holdings Co. Ltd.	33,700	1,301,389
Shochiku Co. Ltd.(a)	6,500	393,904
Shoei Co. Ltd.	52,200	668,776
Skylark Holdings Co. Ltd.	113,100	1,611,750
SMC Corp.	34,400	18,072,610
SMS Co. Ltd.	50,900	704,328
Socionext Inc.	112,100	3,277,313
SoftBank Corp.	1,761,900	21,251,484
SoftBank Group Corp.	627,100	30,841,153
Sohgo Security Services Co. Ltd.	168,600	937,709
Sojitz Corp.	138,260	3,559,759
Sompo Holdings Inc.	527,300	10,435,328
Sony Group Corp.	768,900	63,550,612
SOSiLA Logistics REIT Inc.	1,113	876,302
Sotetsu Holdings Inc.	114,200	1,820,422
Square Enix Holdings Co. Ltd.	49,100	1,774,824
Stanley Electric Co. Ltd.	94,500	1,672,365
Star Asia Investment Corp.	2,069	807,162
Starts Corp. Inc.	15,900	358,688
Subaru Corp.	364,800	8,145,614
Sugi Holdings Co. Ltd.	59,300	870,066
SUMCO Corp.	170,800	2,547,193
Sumitomo Bakelite Co. Ltd.	52,000	1,481,112
Sumitomo Chemical Co. Ltd.	973,900	2,080,699
Sumitomo Corp.	649,000	17,066,848
Sumitomo Electric Industries Ltd.	446,600	6,902,789
Sumitomo Forestry Co. Ltd.	74,700	2,301,483
Sumitomo Heavy Industries Ltd.	46,000	1,281,868
Sumitomo Metal Mining Co. Ltd.	142,200	4,750,709
Sumitomo Mitsui Construction Co. Ltd.	135,300	348,454
Sumitomo Mitsui Financial Group Inc.	772,800	43,897,956
Sumitomo Mitsui Trust Holdings Inc.	405,400	8,523,462
Sumitomo Osaka Cement Co. Ltd.	12,700	315,317
Sumitomo Pharma Co. Ltd.(a)(b)	124,000	312,939
Sumitomo Realty & Development Co. Ltd.	170,700	5,906,886
Sumitomo Rubber Industries Ltd.	134,000	1,626,470
Sumitomo Warehouse Co. Ltd. (The)	30,400	503,425
Sundrug Co. Ltd.	78,300	2,273,614
Suntory Beverage & Food Ltd.	87,200	2,837,073
Suruga Bank Ltd.	245,300	1,496,059
Suzuken Co. Ltd.	42,000	1,240,416
Suzuki Motor Corp.	932,900	10,864,348
Sysmex Corp.	300,900	4,811,504
Systena Corp.	234,500	390,733
T Hasegawa Co. Ltd.	24,300	474,489
T&D Holdings Inc.	283,700	4,629,226
Tadano Ltd.	129,000	1,035,156
Taiheiyo Cement Corp.	100,200	2,291,824
Taikisha Ltd.	14,800	436,521
Taisei Corp.	112,000	4,100,364
Taiyo Holdings Co. Ltd.	32,100	654,145
Taiyo Yuden Co. Ltd.	59,200	1,386,616
Takara Bio Inc.	43,500	281,231
Security	Shares	Value

Japan (continued)
Takara Holdings Inc.	153,500	$1,008,405
Takasago Thermal Engineering Co. Ltd.	39,600	1,327,556
Takashimaya Co. Ltd.	130,700	1,852,711
Takeda Pharmaceutical Co. Ltd.	957,154	25,155,985
Takeuchi Manufacturing Co. Ltd.	32,400	1,229,036
Takuma Co. Ltd.	115,700	1,447,841
TDK Corp.	238,000	10,617,415
TechnoPro Holdings Inc.	57,300	976,013
Teijin Ltd.	79,300	773,625
Terumo Corp.	853,000	14,470,397
THK Co. Ltd.	92,700	2,022,631
TIS Inc.	130,700	2,791,304
TKC Corp.	19,000	437,247
Toagosei Co. Ltd.	128,600	1,293,633
Tobu Railway Co. Ltd.	107,000	2,122,931
Tocalo Co. Ltd.	120,200	1,385,076
Toda Corp.	121,400	792,926
Toei Co. Ltd.	17,500	415,411
Toho Co. Ltd./Tokyo	71,800	2,405,468
Toho Gas Co. Ltd.	40,600	1,042,628
Toho Holdings Co. Ltd.	47,500	1,137,971
Tohoku Electric Power Co. Inc.	260,000	2,007,215
Tokai Carbon Co. Ltd.	144,000	955,351
TOKAI Holdings Corp.	91,000	559,709
Tokai Rika Co. Ltd.	42,300	575,973
Tokai Tokyo Financial Holdings Inc.	425,700	1,559,989
Tokio Marine Holdings Inc.	1,128,400	35,664,646
Tokuyama Corp.	20,100	414,746
Tokyo Century Corp.	61,600	613,125
Tokyo Electric Power Co. Holdings Inc.(b)	1,025,900	6,381,384
Tokyo Electron Ltd.	288,600	63,303,180
Tokyo Gas Co. Ltd.	227,000	5,090,986
Tokyo Kiraboshi Financial Group Inc.	32,700	970,657
Tokyo Ohka Kogyo Co. Ltd.	64,900	1,721,036
Tokyo Seimitsu Co. Ltd.	25,800	1,678,877
Tokyo Steel Manufacturing Co. Ltd.	92,500	981,223
Tokyo Tatemono Co. Ltd.	97,100	1,615,741
Tokyu Construction Co. Ltd.	94,100	506,383
Tokyu Corp.	263,200	3,115,645
Tokyu Fudosan Holdings Corp.	298,500	2,186,886
Tokyu REIT Inc.	441	453,758
Tomy Co. Ltd.	116,900	1,869,130
Topcon Corp.	68,500	804,551
TOPPAN Holdings Inc.	142,900	3,390,151
Toray Industries Inc.	849,600	3,883,284
Toridoll Holdings Corp.	36,700	881,917
Toshiba TEC Corp.	17,300	347,971
Tosoh Corp.	131,500	1,812,875
Totetsu Kogyo Co. Ltd.	9,700	193,778
TOTO Ltd.	100,600	2,722,688
Towa Pharmaceutical Co. Ltd.	23,400	421,208
Toyo Gosei Co. Ltd.(a)	5,300	271,927
Toyo Seikan Group Holdings Ltd.	124,300	1,921,348
Toyo Suisan Kaisha Ltd.	50,500	3,157,980
Toyo Tire Corp.	95,700	1,810,558
Toyobo Co. Ltd.	30,300	215,018
Toyoda Gosei Co. Ltd.	32,400	627,286
Toyota Boshoku Corp.	47,100	696,530
Toyota Industries Corp.	100,000	9,502,679
Toyota Motor Corp.	6,487,500	147,970,630
Toyota Tsusho Corp.	124,200	7,896,623
Trancom Co. Ltd.	2,400	87,269

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Transcosmos Inc.	11,100	$239,951
TRE Holdings Corp.	24,100	193,970
Trend Micro Inc./Japan	84,900	4,183,719
Tri Chemical Laboratories Inc.(a)	33,500	931,883
Trusco Nakayama Corp.	29,300	484,690
TS Tech Co. Ltd.	66,600	820,055
Tsubakimoto Chain Co.	23,200	798,729
Tsumura & Co.	40,600	978,326
Tsuruha Holdings Inc.	22,300	1,407,663
UACJ Corp.	18,100	552,966
UBE Corp.	114,100	2,085,940
Ulvac Inc.	42,600	2,547,299
Unicharm Corp.	239,400	7,113,323
United Urban Investment Corp.	1,338	1,282,063
Universal Entertainment Corp.(a)	23,800	249,155
Ushio Inc.	67,300	885,254
USS Co. Ltd.	260,000	1,986,217
UT Group Co. Ltd.	21,900	459,240
Valor Holdings Co. Ltd.	17,900	274,239
ValueCommerce Co. Ltd.	15,000	102,671
Visional Inc.(a)(b)	16,300	743,740
Wacoal Holdings Corp.	44,900	982,709
Wacom Co. Ltd.	214,900	825,328
WealthNavi Inc.(a)(b)	34,700	314,519
Welcia Holdings Co. Ltd.	100,900	1,483,512
West Holdings Corp.	16,600	276,984
West Japan Railway Co.	267,000	5,068,046
Yakult Honsha Co. Ltd.	180,600	3,532,489
Yamada Holdings Co. Ltd.	392,800	1,124,424
Yamaguchi Financial Group Inc.	165,500	1,671,816
Yamaha Corp.	99,400	2,094,673
Yamaha Motor Co. Ltd.	561,000	5,232,569
Yamato Holdings Co. Ltd.	139,900	1,847,614
Yamato Kogyo Co. Ltd.	29,700	1,595,757
Yamazaki Baking Co. Ltd.	71,800	1,737,803
Yaoko Co. Ltd.	14,400	778,499
Yaskawa Electric Corp.	137,900	5,681,840
Yokogawa Bridge Holdings Corp.	27,800	504,219
Yokogawa Electric Corp.	128,600	2,841,520
Yokohama Rubber Co. Ltd. (The)	98,300	2,572,924
Yoshinoya Holdings Co. Ltd.	47,000	860,754
Zenkoku Hosho Co. Ltd.	21,500	754,907
Zensho Holdings Co. Ltd.	57,500	2,228,654
Zeon Corp.	85,200	849,114
Zojirushi Corp.	24,800	241,912
ZOZO Inc.	92,000	1,981,540
		2,845,779,642
Netherlands — 4.0%
Aalberts NV	74,867	3,559,611
ABN AMRO Bank NV, CVA(d)	273,221	4,376,607
Adyen NV(b)(d)	13,290	15,921,421
Aegon Ltd.	889,572	5,540,118
AerCap Holdings NV(b)	125,158	10,574,599
Akzo Nobel NV	106,596	7,033,411
Alfen NV(a)(b)(d)	18,126	781,193
Allfunds Group PLC	342,802	2,154,327
Arcadis NV	33,112	2,044,963
ASM International NV	26,955	16,955,743
ASML Holding NV	246,913	215,064,360
ASR Nederland NV	95,259	4,766,712
Basic-Fit NV(a)(b)(d)	43,978	962,682
BE Semiconductor Industries NV	49,596	6,580,101
Security	Shares	Value

Netherlands (continued)
Coca-Cola Europacific Partners PLC	125,062	$9,006,965
Corbion NV	45,723	993,027
DSM-Firmenich AG	113,789	12,761,946
Eurocommercial Properties NV	46,168	1,050,041
EXOR NV, NVS	62,825	6,858,949
Flow Traders Ltd., NVS	36,131	743,804
Fugro NV	70,210	1,702,960
Heineken Holding NV	90,723	7,298,119
Heineken NV	172,687	16,805,839
IMCD NV	36,785	5,549,922
ING Groep NV	2,025,328	32,020,974
InPost SA(b)	123,275	1,979,150
JDE Peet’s NV	54,725	1,215,967
Just Eat Takeaway.com NV(b)(d)	124,664	1,821,029
Koninklijke Ahold Delhaize NV	566,496	17,195,526
Koninklijke BAM Groep NV	202,336	824,803
Koninklijke KPN NV	1,991,335	7,236,773
Koninklijke Philips NV(b)	474,482	12,600,435
Koninklijke Vopak NV	56,792	2,255,298
NN Group NV	158,595	7,316,126
NSI NV	8,271	156,941
OCI NV	67,345	1,811,350
Pharming Group NV(a)(b)	1,053,555	981,221
PostNL NV	194,167	261,240
Prosus NV	890,209	29,786,355
Randstad NV	70,825	3,551,940
SBM Offshore NV	135,213	1,997,583
Signify NV(d)	90,208	2,460,104
TKH Group NV	32,555	1,402,274
Universal Music Group NV	500,476	14,721,594
Wolters Kluwer NV	154,190	23,083,242
		523,767,345
New Zealand — 0.2%
Auckland International Airport Ltd.	778,339	3,600,294
Contact Energy Ltd.	556,258	2,841,809
EBOS Group Ltd.	104,151	2,151,666
Fisher & Paykel Healthcare Corp. Ltd.	362,298	6,067,673
Fletcher Building Ltd.	649,128	1,452,888
Goodman Property Trust	1,001,018	1,344,857
Infratil Ltd.	509,993	3,274,533
Mercury NZ Ltd.	343,339	1,290,753
Meridian Energy Ltd.	899,999	3,181,946
Ryman Healthcare Ltd.(b)	480,639	1,147,256
Spark New Zealand Ltd.	1,235,556	3,472,804
		29,826,479
Norway — 0.8%
Adevinta ASA(b)	203,138	2,073,714
Aker ASA, Class A	21,677	1,203,417
Aker BP ASA	196,156	4,757,399
Atea ASA	64,909	832,069
Austevoll Seafood ASA	75,949	606,450
Avance Gas Holding Ltd.(d)	27,469	399,603
Bakkafrost P/F	26,523	1,610,850
Borr Drilling Ltd.	165,646	875,856
Borregaard ASA	71,237	1,221,004
BW LPG Ltd.(d)	70,866	1,027,728
DNB Bank ASA	555,948	9,689,698
DNO ASA	946,932	876,583
Entra ASA(b)(d)	41,789	385,970
Equinor ASA	548,215	14,587,106
Frontline PLC, NVS	119,909	2,841,265

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Gjensidige Forsikring ASA	127,372	$2,042,192
Golden Ocean Group Ltd.	147,103	2,077,068
Hafnia Ltd.	210,566	1,587,614
Kongsberg Gruppen ASA	52,017	3,672,042
Leroy Seafood Group ASA	213,269	940,089
Mowi ASA	279,407	4,905,520
NEL ASA(a)(b)	1,420,245	656,232
Nordic Semiconductor ASA(b)	141,415	1,546,036
Norsk Hydro ASA	882,596	5,423,890
Orkla ASA	455,281	3,097,008
Salmar ASA	38,175	2,401,630
Scatec ASA(b)(d)	124,726	910,265
Schibsted ASA, Class A	26,781	766,170
Schibsted ASA, Class B	90,501	2,535,348
Seadrill Ltd.(a)(b)	29,220	1,417,210
SpareBank 1 SMN	150,767	1,981,455
SpareBank 1 SR-Bank ASA	122,631	1,484,881
Storebrand ASA	400,190	3,841,663
Subsea 7 SA	197,437	3,176,318
Telenor ASA	404,335	4,655,394
TGS ASA(a)	118,371	1,335,260
TOMRA Systems ASA	171,686	2,103,260
Yara International ASA	109,417	3,118,948
		98,664,205
Portugal — 0.2%
Banco Comercial Portugues SA, Class R(b)	5,489,081	1,916,510
EDP - Energias de Portugal SA	2,035,030	7,641,878
EDP Renovaveis SA	178,184	2,439,371
Galp Energia SGPS SA	341,633	7,338,673
Jeronimo Martins SGPS SA	159,241	3,275,864
Navigator Co. SA (The)	215,938	953,755
NOS SGPS SA	139,885	483,684
REN - Redes Energeticas Nacionais SGPS SA	493,183	1,190,796
Sonae SGPS SA	877,932	879,044
		26,119,575
Singapore — 1.3%
CapitaLand Ascendas REIT	2,088,312	3,955,725
CapitaLand Ascott Trust	2,156,768	1,432,508
CapitaLand China Trust(a)	703,380	341,676
CapitaLand Integrated Commercial Trust	3,841,635	5,476,232
CapitaLand Investment Ltd/Singapore	1,645,600	3,182,347
CDL Hospitality Trusts(a)	559,690	398,315
City Developments Ltd.(a)	442,300	1,982,359
ComfortDelGro Corp. Ltd.	1,981,100	2,154,877
DBS Group Holdings Ltd.	1,206,640	30,717,921
ESR-LOGOS REIT	4,059,951	862,522
Frasers Centrepoint Trust	998,819	1,582,166
Frasers Logistics & Commercial Trust	1,954,287	1,415,655
Genting Singapore Ltd.	4,412,700	2,944,902
Golden Agri-Resources Ltd.	4,327,500	871,809
Grab Holdings Ltd., Class A(b)	1,259,091	4,406,818
Jardine Cycle & Carriage Ltd.	122,300	2,360,175
Keppel DC REIT	912,350	1,138,000
Keppel Infrastructure Trust(a)	4,881,925	1,693,608
Keppel Ltd.	980,500	4,904,372
Keppel REIT(a)	1,312,240	842,582
Mapletree Industrial Trust	1,318,140	2,182,623
Mapletree Logistics Trust	2,555,134	2,507,358
Mapletree Pan Asia Commercial Trust	1,470,800	1,347,801
NetLink NBN Trust	1,911,600	1,197,332
Oversea-Chinese Banking Corp. Ltd.	2,039,300	21,171,124
Security	Shares	Value

Singapore (continued)
Paragon REIT	1,293,650	$800,802
Parkway Life REIT	322,200	845,750
SATS Ltd.(b)	998,863	1,834,396
Sea Ltd., ADR(b)	225,750	14,265,142
Seatrium Ltd.(a)(b)	31,993,184	2,285,448
Sembcorp Industries Ltd.(a)	548,200	2,142,405
Singapore Airlines Ltd.(a)	940,300	4,486,754
Singapore Exchange Ltd.	480,300	3,276,378
Singapore Post Ltd.(a)	846,300	278,990
Singapore Technologies Engineering Ltd.	1,001,600	2,942,181
Singapore Telecommunications Ltd.	4,916,600	8,526,733
Starhill Global REIT	1,300,300	452,469
Suntec REIT(a)	1,022,100	805,807
United Overseas Bank Ltd.	758,600	16,833,930
UOL Group Ltd.	216,500	924,401
Venture Corp. Ltd.	166,500	1,764,106
Wilmar International Ltd.	1,249,600	2,937,275
Yangzijiang Financial Holding Ltd.	1,547,400	357,079
Yangzijiang Shipbuilding Holdings Ltd.(a)	2,103,800	2,700,462
		169,531,315
Spain — 2.3%
Acciona SA	13,759	1,590,624
Acerinox SA	124,016	1,336,101
ACS Actividades de Construccion y Servicios SA	155,015	6,208,421
Aena SME SA(d)	43,960	8,011,252
Almirall SA	85,050	776,217
Amadeus IT Group SA	271,125	17,209,368
Applus Services SA	128,617	1,740,458
Banco Bilbao Vizcaya Argentaria SA	3,559,132	38,488,358
BancodeSabadellSA	3,740,426	7,144,975
Banco Santander SA	9,849,698	47,925,006
Bankinter SA	526,931	4,164,947
CaixaBank SA	2,288,702	12,069,600
Cellnex Telecom SA(d)	280,282	9,264,636
Cia. de Distribucion Integral Logista Holdings SA	56,787	1,544,573
Cie. Automotive SA	29,805	787,832
Construcciones y Auxiliar de Ferrocarriles SA	10,315	353,102
Enagas SA	23,187	340,061
Endesa SA	220,992	4,029,931
Faes Farma SA	219,730	797,295
Ferrovial SE	307,358	11,054,242
Fluidra SA	86,731	1,835,936
Gestamp Automocion SA(d)	98,954	296,506
Grifols SA(a)(b)	196,507	1,798,521
Iberdrola SA	3,732,151	45,762,054
Indra Sistemas SA(a)	125,572	2,400,538
Industria de Diseno Textil SA	656,394	29,886,236
Inmobiliaria Colonial SOCIMI SA	234,252	1,370,069
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	610,501	659,345
Mapfre SA	748,965	1,806,927
Melia Hotels International SA(b)	96,667	751,715
Merlin Properties SOCIMI SA	256,108	2,880,997
Neinor Homes SA(b)(d)	25,944	290,718
Pharma Mar SA	16,673	539,192
Prosegur Cia. de Seguridad SA	64,555	114,457
Redeia Corp. SA	57,325	956,961
Repsol SA	792,690	12,442,124
Sacyr SA	325,770	1,132,647
Solaria Energia y Medio Ambiente SA(b)	62,224	633,135
Tecnicas Reunidas SA(b)	29,387	291,531
Telefonica SA	2,861,571	12,818,681

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Vidrala SA	13,584	$1,428,415
Viscofan SA	28,293	1,798,849
		296,732,553
Sweden — 3.0%
AAK AB	143,303	3,685,973
AddTech AB, Class B	180,501	3,752,562
AFRY AB	66,223	1,040,278
Alfa Laval AB	176,305	7,506,141
Alleima AB, NVS	173,446	1,078,029
ArjoAB,ClassB	199,969	839,270
Assa Abloy AB, Class B	613,067	16,198,091
Atlas Copco AB, Class A	1,656,647	29,017,966
Atlas Copco AB, Class B	931,561	13,968,028
Avanza Bank Holding AB	100,028	2,143,603
Axfood AB	62,876	1,626,568
Beijer Ref AB, Class B	235,728	3,322,199
Billerud Aktiebolag	131,098	1,087,279
Biotage AB	63,353	955,915
Boliden AB	179,516	5,899,738
Bravida Holding AB(d)	135,793	918,217
Bure Equity AB	59,630	1,866,930
Castellum AB(b)	259,641	3,085,043
Catena AB	31,315	1,370,494
Corem Property Group AB, Class B	844,167	627,164
Dios Fastigheter AB	78,123	596,887
Dometic Group AB(d)	237,326	1,695,960
Electrolux AB, Class B(b)	156,163	1,357,874
Electrolux Professional AB, Class B	238,931	1,542,756
Elekta AB, Class B	292,587	2,083,462
Embracer Group AB, Class B(a)(b)	489,155	1,221,427
Epiroc AB	400,813	7,409,975
Epiroc AB, Class B	219,967	3,646,168
EQT AB	221,041	5,963,543
Essity AB, Class B	358,006	8,932,158
Evolution AB(d)	113,006	12,485,485
Fabege AB	181,662	1,389,407
Fastighets AB Balder, Class B(b)	335,079	2,112,105
FortnoxAB	391,774	2,282,843
Getinge AB, Class B	151,837	3,196,536
Granges AB	76,066	898,217
H & M Hennes & Mauritz AB, Class B	428,187	6,805,946
HemnetGroupAB	76,335	1,983,846
Hexagon AB, Class B	1,299,256	13,591,480
Hexatronic Group AB(a)	135,931	414,402
Hexpol AB	222,799	2,521,000
Holmen AB, Class B	38,010	1,480,386
Hufvudstaden AB, Class A	85,675	995,158
Husqvarna AB, Class B	316,371	2,566,150
Industrivarden AB, Class A	78,285	2,521,053
Industrivarden AB, Class C	92,632	2,978,102
Indutrade AB	168,375	3,873,569
Instalco AB	262,202	923,214
Intrum AB(a)	81,596	190,863
Investment AB Latour, Class B	91,960	2,215,832
Investor AB, Class B	1,045,818	25,614,951
JM AB	44,517	753,887
Kindred Group PLC	147,732	1,659,579
Kinnevik AB, Class B(b)	150,058	1,561,805
L E Lundbergforetagen AB, Class B	34,684	1,709,499
Lifco AB, Class B	171,389	4,152,512
Lindab International AB	84,626	1,699,991
Loomis AB, Class B	82,589	2,110,707
Security	Shares	Value

Sweden (continued)
Millicom International Cellular SA, SDR(b)	84,662	$1,737,142
MIPS AB	31,189	1,047,353
Modern Times Group MTG AB, Class B(b)	97,866	838,368
Munters Group AB(d)	101,425	2,022,146
Mycronic AB	62,201	2,164,843
NCAB Group AB	160,305	1,042,165
NCC AB, Class B	69,076	840,127
Nibe Industrier AB, Class B	936,377	4,320,650
Nolato AB, Class B	259,962	1,275,630
Nordnet AB publ	130,608	2,322,063
Nyfosa AB	92,668	801,653
Pandox AB, Class B	68,189	1,054,503
Peab AB, Class B	121,742	742,181
Saab AB, Class B	49,306	3,903,493
Sagax AB, Class B	130,462	3,267,038
Samhallsbyggnadsbolaget i Norden AB(a)	804,782	288,644
Sandvik AB	635,319	12,664,152
Sectra AB, Class B	129,081	2,539,847
Securitas AB, Class B	251,647	2,521,906
Sinch AB(b)(d)	443,671	1,003,132
Skandinaviska Enskilda Banken AB, Class A	949,245	12,431,712
Skanska AB, Class B	207,012	3,556,116
SKF AB, Class B	225,793	4,641,866
SSAB AB, Class B	455,502	2,548,788
Stillfront Group AB(b)	414,128	393,560
Storskogen Group AB	1,012,693	542,556
Svenska Cellulosa AB SCA, Class B	385,763	5,653,456
Svenska Handelsbanken AB, Class A	853,131	7,315,874
Sweco AB, Class B	136,229	1,459,245
Swedbank AB, Class A	531,606	10,165,510
Swedish Orphan Biovitrum AB(b)	129,108	3,343,565
Tele2 AB, Class B	361,634	3,372,981
Telefonaktiebolaget LM Ericsson, Class B	1,709,484	8,675,435
TeliaCo.AB	1,545,473	3,535,232
Thule Group AB(d)	105,811	2,987,020
Trelleborg AB, Class B	153,485	5,409,184
Troax Group AB	36,534	735,032
Vitec Software Group AB, Class B	32,495	1,554,388
Vitrolife AB	58,566	874,736
Volvo AB, Class A	123,644	3,256,319
Volvo AB, Class B	919,623	23,407,329
Volvo Car AB(b)	444,580	1,380,080
Wallenstam AB, Class B	255,454	1,129,217
Wihlborgs Fastigheter AB	289,378	2,423,725
		396,318,185
Switzerland — 7.6%
ABB Ltd., Registered	973,127	47,282,720
Accelleron Industries AG, NVS	66,499	2,585,398
Adecco Group AG, Registered	105,675	3,696,771
Alcon Inc.	308,656	23,666,747
Allreal Holding AG, Registered	9,086	1,467,409
ALSO Holding AG, Registered	5,443	1,340,704
ams-OSRAM AG(b)	702,195	843,377
Aryzta AG(b)	704,584	1,333,943
Avolta AG, Registered(b)	68,638	2,595,672
Bachem Holding AG	24,217	2,101,109
Baloise Holding AG, Registered	29,895	4,517,519
Banque Cantonale Vaudoise, Registered	20,800	2,175,151
Barry Callebaut AG, Registered	2,349	3,795,919
Belimo Holding AG, Registered	6,152	2,846,452
BKW AG	13,314	1,976,303
Bossard Holding AG, Class A, Registered	3,955	899,295

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Bucher Industries AG, Registered	3,223	$1,238,450
Burckhardt Compression Holding AG	2,574	1,639,443
Bystronic AG, Registered	512	227,713
Cembra Money Bank AG	17,816	1,362,037
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	576	6,634,919
Chocoladefabriken Lindt & Spruengli AG, Registered	60	6,924,159
Cie. Financiere Richemont SA, Class A, Registered	327,624	45,286,492
Clariant AG, Registered	152,375	2,279,654
Comet Holding AG, Registered	6,787	2,141,645
Daetwyler Holding AG, Bearer	5,399	1,121,794
DKSH Holding AG	18,632	1,214,235
DocMorris AG(a)(b)	8,376	738,773
dormakaba Holding AG	2,562	1,363,566
Emmi AG, Registered	1,517	1,475,831
EMS-Chemie Holding AG, Registered	4,514	3,601,428
Flughafen Zurich AG, Registered	14,910	2,984,994
Forbo Holding AG, Registered	698	806,184
Galenica AG(d)	26,490	2,026,969
Geberit AG, Registered	20,633	11,013,508
Georg Fischer AG	60,526	4,224,442
Givaudan SA, Registered	5,579	23,860,092
Gurit Holding AG	4,086	262,251
Helvetia Holding AG, Registered	28,391	3,713,700
Holcim AG	330,656	27,678,454
Huber + Suhner AG, Registered	13,516	1,075,193
Inficon Holding AG, Registered	1,484	2,063,353
Interroll Holding AG, Registered	474	1,525,465
Intershop Holding AG	6,080	814,702
Julius Baer Group Ltd.	136,729	7,336,652
Kardex Holding AG, Registered	6,078	1,608,131
Kuehne + Nagel International AG, Registered	36,219	9,572,554
Landis+Gyr Group AG	15,909	1,177,011
Logitech International SA, Registered	105,646	8,225,299
Lonza Group AG, Registered	45,585	25,162,611
Medmix AG(d)	25,263	414,981
Meyer Burger Technology AG(b)	15,170,012	188,196
Mobilezone Holding AG, Registered	51,332	734,276
Mobimo Holding AG, Registered	5,564	1,557,605
Nestle SA, Registered	1,633,781	164,031,870
Novartis AG, Registered	1,253,146	121,627,188
OC Oerlikon Corp. AG, Registered	165,345	715,368
Partners Group Holding AG	14,674	18,879,070
PSP Swiss Property AG, Registered	28,404	3,511,341
Roche Holding AG, Bearer	20,443	5,377,703
Roche Holding AG, NVS	427,861	102,521,569
Sandoz Group AG(b)	252,444	8,579,788
Schindler Holding AG, Participation Certificates, NVS	23,417	5,836,832
Schindler Holding AG, Registered	14,492	3,531,030
Schweiter Technologies AG, NVS	343	154,103
SFS Group AG	13,860	1,643,893
SGS SA	92,654	8,158,706
Siegfried Holding AG, Registered	2,153	2,057,369
SIG Group AG	172,221	3,441,553
Sika AG, Registered	93,714	26,658,014
Softwareone Holding AG	78,883	1,341,385
Sonova Holding AG, Registered	32,816	9,071,397
St. Galler Kantonalbank AG, Class A, Registered	2,530	1,301,742
Stadler Rail AG	37,319	1,107,148
Straumann Holding AG	70,829	9,415,833
Security	Shares	Value

Switzerland (continued)
Sulzer AG, Registered	13,275	$1,607,869
Swatch Group AG (The), Bearer	20,635	4,335,646
Swatch Group AG (The), Registered	22,878	948,509
Swiss Life Holding AG, Registered	19,594	13,221,161
Swiss Prime Site AG, Registered	49,786	4,596,882
Swiss Re AG	191,680	20,836,644
Swisscom AG, Registered	16,290	8,936,801
Swissquote Group Holding SA, Registered	10,148	2,744,773
Tecan Group AG, Registered	7,865	2,774,663
Temenos AG, Registered	45,091	2,804,994
UBS Group AG, Registered	2,006,016	52,684,536
Valiant Holding AG, Registered	9,415	1,099,996
VAT Group AG(d)	16,843	8,385,467
Vontobel Holding AG, Registered	15,355	861,909
Zurich Insurance Group AG	88,964	43,062,697
		986,266,700
United Kingdom — 13.5%
3i Group PLC	589,396	21,057,611
4imprint Group PLC	19,126	1,478,213
888 Holdings PLC(b)	323,901	343,211
abrdn PLC	1,263,033	2,303,243
Admiral Group PLC	157,748	5,369,290
Airtel Africa PLC(d)	828,968	1,144,766
AJ Bell PLC	312,681	1,263,949
Anglo American PLC	775,820	25,351,827
Antofagasta PLC	245,761	6,741,661
AO World PLC(b)	322,511	423,467
Ascential PLC(b)	469,374	1,824,995
Ashmore Group PLC	584,834	1,413,327
Ashtead Group PLC	263,202	19,111,597
ASOS PLC(a)(b)	75,050	313,596
Associated British Foods PLC	203,718	6,742,593
Assura PLC	2,054,298	1,051,738
Aston Martin Lagonda Global Holdings PLC(b)(d)	374,719	691,752
AstraZeneca PLC	948,519	143,462,423
Auto Trader Group PLC(d)	546,814	4,740,592
Aviva PLC	1,612,707	9,363,616
B&M European Value Retail SA	542,577	3,501,558
BAE Systems PLC	1,837,060	30,554,381
Balfour Beatty PLC	576,438	2,614,135
Bank of Georgia Group PLC	24,252	1,623,891
Barclays PLC	9,289,240	23,420,890
Barratt Developments PLC	601,531	3,398,722
Beazley PLC	361,237	2,988,790
Bellway PLC	77,563	2,437,477
Berkeley Group Holdings PLC	69,146	4,060,641
Big Yellow Group PLC	102,324	1,376,495
Bodycote PLC	134,495	1,156,885
boohoo Group PLC(a)(b)	1,080,888	451,378
BP PLC	10,473,714	67,509,759
Breedon Group PLC	203,654	915,082
British American Tobacco PLC	1,225,384	35,972,706
British Land Co. PLC (The)	454,859	2,193,397
Britvic PLC	172,131	1,898,215
BT Group PLC	4,021,280	5,142,426
Bunzl PLC	191,713	7,351,771
Burberry Group PLC	231,900	3,318,173
Burford Capital Ltd.	139,910	2,167,825
Capita PLC(b)	1,935,829	325,102
Capital & Counties Properties PLC	1,120,156	1,875,029
Carnival PLC(b)	104,129	1,396,213
Centamin PLC	1,071,674	1,618,306

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Centrica PLC	3,738,487	$5,967,641
Close Brothers Group PLC	93,681	533,087
Coats Group PLC	1,070,498	1,090,177
Coca-Cola HBC AG, Class DI	116,912	3,773,770
Compass Group PLC	1,031,879	28,700,382
Computacenter PLC	75,010	2,404,857
ConvaTec Group PLC(d)	895,321	2,785,622
Cranswick PLC	51,707	2,776,940
Crest Nicholson Holdings PLC	275,768	636,574
CRH PLC	423,552	32,800,197
Croda International PLC	94,921	5,436,748
Currys PLC(b)	960,022	740,712
CVS Group PLC	64,492	788,937
Darktrace PLC(b)	236,593	1,766,131
DCC PLC	59,266	4,047,315
Deliveroo PLC, Class A(b)(d)	807,822	1,350,596
Derwent London PLC	58,210	1,495,459
Diageo PLC	1,351,442	46,705,391
Diploma PLC	68,603	3,100,895
Direct Line Insurance Group PLC	659,745	1,531,732
Domino’s Pizza Group PLC	391,082	1,585,399
Dowlais Group PLC	875,193	889,525
Dr. Martens PLC	419,391	397,967
Drax Group PLC	265,623	1,719,290
DS Smith PLC	894,003	3,894,752
Dunelm Group PLC	106,672	1,343,828
easyJetPLC	195,888	1,312,067
Elementis PLC(b)	586,725	1,031,656
Endeavour Mining PLC	110,130	2,331,796
Energean PLC	152,544	2,104,350
Entain PLC	376,756	3,675,709
Essentra PLC	240,818	531,414
Experian PLC	553,902	22,341,053
Fevertree Drinks PLC	71,160	1,007,441
Firstgroup PLC	766,763	1,553,312
Flutter Entertainment PLC(b)	108,774	20,151,351
Frasers Group PLC(b)	89,066	906,387
Future PLC(a)	83,849	692,209
Games Workshop Group PLC	20,411	2,522,680
Gamma Communications PLC	61,978	1,012,976
GB Group PLC	166,974	600,473
Genuit Group PLC	210,351	1,136,892
Genus PLC	46,668	1,049,517
Glencore PLC	6,322,893	36,790,134
Grafton Group PLC	150,671	1,772,227
Grainger PLC	443,412	1,421,178
Great Portland Estates PLC	159,507	781,303
Greatland Gold PLC(a)(b)	6,567,319	496,475
Greencore Group PLC(b)	461,808	755,439
Greggs PLC	54,192	1,833,964
GSK PLC	2,488,594	51,630,638
Haleon PLC	4,134,189	17,460,084
Halma PLC	221,440	6,068,970
Hammerson PLC	2,366,012	805,337
Harbour Energy PLC	384,831	1,375,185
Hargreaves Lansdown PLC	204,990	2,071,493
Hays PLC	1,095,549	1,258,070
Helios Towers PLC(b)	615,487	751,513
Hikma Pharmaceuticals PLC	92,448	2,219,729
Hill & Smith PLC	59,012	1,385,143
Hiscox Ltd.	226,576	3,474,740
Howden Joinery Group PLC	364,303	3,965,335
Security	Shares	Value

United Kingdom (continued)
HSBC Holdings PLC	11,807,155	$102,343,838
Ibstock PLC(d)	514,453	948,826
IG Group Holdings PLC	244,732	2,283,655
IMI PLC	177,164	3,859,111
Impax Asset Management Group PLC	88,280	491,432
Imperial Brands PLC	526,631	12,033,597
Inchcape PLC	243,268	2,424,633
Indivior PLC, NVS(b)	106,303	1,908,283
Informa PLC	865,451	8,567,867
IntegraFinHoldingsPLC	194,215	723,299
InterContinental Hotels Group PLC	106,708	10,407,651
Intermediate Capital Group PLC	187,433	4,885,235
International Distributions Services PLC(b)	474,046	1,597,342
Intertek Group PLC	89,062	5,481,457
Investec PLC	464,468	2,942,072
IP Group PLC	575,209	344,642
ITM Power PLC(b)	472,527	302,107
ITV PLC	2,188,601	1,920,230
IWG PLC(b)	548,511	1,266,388
J D Wetherspoon PLC(b)	130,976	1,185,725
J Sainsbury PLC	1,053,509	3,455,696
JD Sports Fashion PLC	1,566,856	2,243,228
JET2 PLC	103,779	1,855,842
John Wood Group PLC(b)	495,590	918,989
Johnson Matthey PLC	108,848	2,388,354
JTC PLC(d)	95,434	1,019,942
Jupiter Fund Management PLC	391,688	377,563
Kainos Group PLC	76,288	935,145
Keywords Studios PLC(a)	73,832	1,054,261
Kingfisher PLC	1,228,919	3,785,468
Lancashire Holdings Ltd.	239,444	1,825,103
Land Securities Group PLC	405,723	3,279,076
Learning Technologies Group PLC	641,753	587,293
Legal & General Group PLC	3,533,179	10,371,645
Liontrust Asset Management PLC	43,720	368,755
Lloyds Banking Group PLC	40,116,894	25,890,748
London Stock Exchange Group PLC	250,450	27,609,627
LondonMetric Property PLC	1,491,633	3,640,946
M&G PLC	1,478,302	3,700,970
Man Group PLC/Jersey	939,603	3,013,215
Marks & Spencer Group PLC	1,113,939	3,548,945
Marshalls PLC	145,659	486,926
Melrose Industries PLC	875,193	6,875,804
Mitie Group PLC	988,994	1,445,883
Mobico Group PLC	568,022	393,214
Mondi PLC, NVS	256,903	4,876,190
Moneysupermarket.com Group PLC	310,565	832,062
National Grid PLC	2,233,399	29,295,839
NatWest Group PLC, NVS	3,397,013	12,821,622
Network International Holdings PLC(b)(d)	341,315	1,676,960
Next PLC	79,877	8,958,843
Ninety One PLC	469,465	976,404
NMC Health PLC, NVS(c)	12,146	—
Ocado Group PLC(b)	352,687	1,544,142
OSB Group PLC	356,143	1,823,703
Oxford Instruments PLC	45,960	1,289,976
Oxford Nanopore Technologies PLC(b)	366,622	450,554
Pagegroup PLC	297,643	1,654,012
Paragon Banking Group PLC	197,911	1,764,992
Pearson PLC	397,658	4,825,115
Penno Group PLC	163,343	1,358,321
PersimmonPLC	182,668	2,957,948

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pets at Home Group PLC	330,451	$1,206,538
Phoenix Group Holdings PLC	396,338	2,413,978
Playtech PLC(b)	193,512	1,281,556
Plus500 Ltd.	86,829	2,348,700
Primary Health Properties PLC	1,151,046	1,317,479
Prudential PLC	1,643,719	14,295,996
QinetiQ Group PLC	395,404	1,687,461
Quilter PLC(d)	1,088,165	1,492,969
Rathbones Group PLC	42,392	863,126
Reckitt Benckiser Group PLC	431,145	24,104,024
Redrow PLC	212,462	1,708,184
RELX PLC	1,139,554	46,820,710
Renishaw PLC	32,748	1,688,545
Rentokil Initial PLC	1,532,043	7,733,711
RHI Magnesita NV	31,304	1,415,996
Rightmove PLC	507,534	3,251,161
Rio Tinto PLC	679,388	45,967,884
Rolls-Royce Holdings PLC(b)	5,164,588	26,484,131
Rotork PLC	489,554	1,967,975
RS GROUP PLC	309,992	2,839,777
RWS Holdings PLC	268,349	577,903
Safestore Holdings PLC	155,666	1,500,287
Sage Group PLC (The)	594,790	8,624,989
Savills PLC	108,008	1,460,282
Schroders PLC	389,224	1,706,390
Segro PLC	749,247	7,880,671
Serco Group PLC	798,677	1,828,312
Severn Trent PLC	163,072	5,026,576
Shell PLC	3,977,405	141,391,164
Sirius Real Estate Ltd.	1,178,442	1,433,299
Smith & Nephew PLC	510,893	6,189,799
Smiths Group PLC	225,353	4,543,107
Softcat PLC	98,763	1,933,119
Spectris PLC	68,490	2,832,962
Spirax-Sarco Engineering PLC	51,213	5,635,346
Spirent Communications PLC	535,190	1,293,702
SSE PLC	645,881	13,425,537
SSP Group PLC	514,205	1,258,104
St. James’s Place PLC	309,842	1,676,647
Standard Chartered PLC	1,482,006	12,732,711
Tate & Lyle PLC	242,531	1,997,130
Taylor Wimpey PLC	1,988,924	3,259,096
TBC Bank Group PLC	31,049	1,342,386
Team17 Group PLC(b)	150,658	489,462
Telecom Plus PLC	45,833	993,961
Tesco PLC	4,420,116	16,319,370
TP ICAP Group PLC	772,788	2,000,467
Trainline PLC(b)(d)	311,972	1,163,237
Travis Perkins PLC	136,082	1,273,769
Tritax Big Box REIT PLC	990,340	1,870,589
TUI AG(b)	245,299	1,722,638
Tullow Oil PLC(b)	1,447,072	656,373
Unilever PLC	1,516,236	78,436,112
UNITE Group PLC (The)	195,888	2,264,571
United Utilities Group PLC	404,645	5,274,617
Vanquis Banking Group PLC	275,784	165,066
Vesuvius PLC	188,983	1,128,372
VictrexPLC	50,497	798,827
Virgin Money UK PLC	841,959	2,238,668
Vistry Group PLC	244,926	3,638,281
Vodafone Group PLC	13,543,740	11,421,455
Watches of Switzerland Group PLC(b)(d)	176,133	738,804
Security	Shares	Value

United Kingdom (continued)
Weir Group PLC (The)	158,999	$4,057,235
WH Smith PLC	102,764	1,405,635
Whitbread PLC	111,732	4,403,669
Wickes Group PLC	292,444	532,057
Wise PLC, Class A(b)	364,810	3,505,986
Workspace Group PLC	105,455	651,822
WPP PLC	659,880	6,614,085
Yellow Cake PLC(b)(d)	174,783	1,403,170
YouGov PLC	98,084	1,066,280
		1,752,775,587
Total Common Stocks — 98.7%
(Cost: $11,413,417,775)		12,865,537,483

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	34,388	3,533,425
Dr Ing hc F Porsche AG, Preference Shares, NVS(d)	68,505	6,098,756
FUCHS SE, Preference Shares, NVS	61,677	2,880,273
Henkel AG & Co. KGaA, Preference Shares, NVS	105,053	8,345,593
Jungheinrich AG, Preference Shares, NVS	33,388	1,241,499
Porsche Automobil Holding SE, Preference Shares, NVS	94,563	4,818,125
Sartorius AG, Preference Shares, NVS	16,137	4,824,254
Volkswagen AG, Preference Shares, NVS	122,679	15,028,803
		46,770,728
Total Preferred Stocks — 0.4%
(Cost: $51,947,061)		46,770,728

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable
06/20/22, 1 Share for 1 Warrant, Expires
07/08/24, Strike Price AUD 10.00)	5,339	—

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23,
1 Share for 1 Warrant, Expires 03/31/40, Strike
Price CAD 11.50)(c)	11,415	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.1%
(Cost: $11,465,364,836)		12,912,308,211

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	83,028,713	83,053,622

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	540,000	$540,000

Total Short-Term Securities — 0.7%
(Cost: $83,563,429)		83,593,622

Total Investments — 99.8%
(Cost: $11,548,928,265)		12,995,901,833

Other Assets Less Liabilities — 0.2%		31,433,745

Net Assets — 100.0%		$13,027,335,578

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$104,755,638	$—	$(21,703,380	)(a)	$3,866	$(2,502)	$83,053,622	83,028,713	$951,459	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,000	—	(80,000	)(a)	—	—	540,000	540,000	211,697		—
					$3,866	$(2,502)	$83,593,622		$1,163,156		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	139	06/13/24	$24,069	$188,370
SPI 200 Index	122	06/20/24	14,988	(397,232)
Euro STOXX 50 Index	665	06/21/24	34,573	(622,258)
FTSE 100 Index	210	06/21/24	21,329	544,774
				$(286,346)

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,574,104,997	$11,290,224,213	$1,208,273	$12,865,537,483
Preferred Stocks	—	46,770,728	—	46,770,728
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	83,593,622	—	—	83,593,622
	$1,657,698,619	$11,336,994,941	$1,208,273	$12,995,901,833
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$733,144	$—	$733,144
Liabilities
Equity Contracts	—	(1,019,490)	—	(1,019,490)
	$—	$(286,346)	$—	(286,346)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt